UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments:

Putnam VT Global Asset Allocation Fund

The fund's portfolio
9/30/14 (Unaudited)

COMMON STOCKS (57.2%)(a)
			Shares	Value

Basic materials (2.7%)

Aceto Corp.			643	$12,423

Amcor, Ltd. (Australia)			5,120	50,826

Andersons, Inc. (The)			571	35,904

Antofagasta PLC (United Kingdom)			3,363	39,236

ArcelorMittal SA (France)			4,286	58,828

Assa Abloy AB Class B (Sweden)			789	40,461

BASF SE (Germany)			1,133	103,919

BHP Billiton PLC (Australia)			2,147	59,609

BHP Billiton, Ltd. (Australia)			3,873	113,957

Cabot Corp.			428	21,730

Cambrex Corp.(NON)			2,317	43,282

Chemtura Corp.(NON)			1,589	37,071

Compagnie de Saint-Gobain (France)			275	12,526

Croda International PLC (United Kingdom)			426	14,126

Domtar Corp. (Canada)			368	12,928

Dow Chemical Co. (The)			23,200	1,216,608

EMS-Chemie Holding AG (Switzerland)			127	52,606

Fortescue Metals Group, Ltd. (Australia)			2,472	7,482

Glencore Xstrata PLC (United Kingdom)			12,848	71,089

Hi-Crush Partners LP (Units)			734	37,845

Hitachi Metals, Ltd. (Japan)			5,000	89,916

Horsehead Holding Corp.(NON)(S)			2,529	41,804

Innophos Holdings, Inc.			508	27,986

Innospec, Inc.			667	23,945

KapStone Paper and Packaging Corp.(NON)			1,583	44,277

Koninklijke Boskalis Westminster NV (Netherlands)			1,157	64,733

Kraton Performance Polymers, Inc.(NON)			680	12,111

L.B. Foster Co. Class A			532	24,440

Landec Corp.(NON)			4,219	51,683

Limoneira Co.			449	10,637

LSB Industries, Inc.(NON)(S)			1,528	54,565

LyondellBasell Industries NV Class A			7,400	804,084

Minerals Technologies, Inc.			285	17,587

Monsanto Co.			234	26,327

Mota-Engil Africa (Rights) (Portugal)(F)(NON)			5,645	6,139

Mota-Engil SGPS SA (Portugal)			6,309	40,359

Nippon Paint Holdings Co., Ltd. (Japan)			3,000	67,588

NN, Inc.			1,873	50,047

OM Group, Inc.			1,568	40,690

Packaging Corp. of America			1,800	114,876

Reliance Steel & Aluminum Co.			1,500	102,600

Rio Tinto PLC (United Kingdom)			1,118	54,892

S&W Seed Co.(NON)			1,638	6,945

Sherwin-Williams Co. (The)			3,300	722,667

Solvay SA (Belgium)			215	32,961

Sumitomo Metal Mining Co., Ltd. (Japan)			4,000	56,390

Symrise AG (Germany)			475	25,250

Syngenta AG (Switzerland)			196	62,212

Taisei Corp. (Japan)			3,000	16,944

ThyssenKrupp AG (Germany)(NON)			3,642	95,632

Trex Co., Inc.(NON)(S)			1,035	35,780

Tronox, Ltd. Class A			915	23,836

U.S. Silica Holdings, Inc.			549	34,318

UPM-Kymmene OYJ (Finland)			3,793	53,807

Veidekke ASA (Norway)			1,915	19,272

voestalpine AG (Austria)			720	28,457

Wendel SA (France)			494	55,841

Yamato Kogyo Co., Ltd. (Japan)			300	10,040

Zep, Inc.			1,411	19,782

				5,113,876
Capital goods (4.2%)

ABB, Ltd. (Switzerland)			3,345	74,841

Airbus Group NV (France)			1,009	63,335

Alliant Techsystems, Inc.			352	44,929

Alstom SA (France)(NON)			523	17,862

Altra Industrial Motion Corp.			1,388	40,474

Astronics Corp.(NON)(S)			460	21,914

Atlas Copco AB Class A (Sweden)			3,507	100,248

AviChina Industry & Technology Co., Ltd. (China)			28,000	20,031

AZZ, Inc.			540	22,556

Ball Corp.(S)			2,700	170,829

Canon, Inc. (Japan)			2,000	65,045

Caterpillar, Inc.			5,700	564,471

Chase Corp.			757	23,558

Coway Co., Ltd. (South Korea)			296	23,569

Crown Holdings, Inc.(NON)			13,200	587,664

Cummins, Inc.			4,400	580,712

Daifuku Co., Ltd. (Japan)			1,300	15,300

Daikin Industries, Ltd. (Japan)			300	18,618

Douglas Dynamics, Inc.			1,190	23,205

DXP Enterprises, Inc.(NON)			266	19,599

Faurecia (France)			599	19,077

Franklin Electric Co., Inc.			592	20,566

Gaztransport Et Technigaz SA (France)			308	18,220

Generac Holdings, Inc.(NON)			523	21,202

Greenbrier Cos., Inc. (The)(S)			1,417	103,979

Hitachi, Ltd. (Japan)			2,000	15,222

Hyster-Yale Materials Holdings, Inc.			286	20,483

IDEX Corp.			3,200	231,584

II-VI, Inc.(NON)			1,905	22,422

Ingersoll-Rand PLC			4,400	247,984

JGC Corp. (Japan)			2,000	54,633

Joy Global, Inc.(S)			3,900	212,706

JTEKT Corp (Japan)			1,000	16,747

Kadant, Inc.			781	30,498

Leggett & Platt, Inc.(S)			5,100	178,092

Middleby Corp. (The)(NON)			443	39,042

Miller Industries, Inc.			923	15,599

Mitsubishi Electric Corp. (Japan)			9,000	119,991

MSA Safety, Inc.			332	16,401

Northrop Grumman Corp.			6,200	816,912

NSK, Ltd. (Japan)			1,000	14,255

Orbital Sciences Corp.(NON)			1,442	40,088

OSRAM Licht AG (Germany)(NON)			950	35,347

Polypore International, Inc.(NON)(S)			205	7,977

Raytheon Co.			12,141	1,233,768

Rheinmetall AG (Germany)			217	10,407

Roper Industries, Inc.			4,500	658,305

Safran SA (France)			659	42,667

Singapore Technologies Engineering, Ltd. (Singapore)			20,000	57,139

SMC Corp. (Japan)			100	27,615

Standard Motor Products, Inc.			1,328	45,723

Standex International Corp.			384	28,470

Stoneridge, Inc.(NON)			2,052	23,126

Tenneco, Inc.(NON)			348	18,204

THK Co., Ltd. (Japan)			2,500	62,300

Tower International, Inc.(NON)			1,500	37,785

Vinci SA (France)			2,151	124,542

Wabash National Corp.(NON)			2,825	37,629

WABCO Holdings, Inc.(NON)			5,800	527,510

WESCO International, Inc.(NON)(S)			466	36,469

				7,789,446
Communication services (2.2%)

Allot Communications, Ltd. (Israel)(NON)			714	8,154

Arris Group, Inc.(NON)			442	12,533

Aruba Networks, Inc.(NON)			470	10,143

BT Group PLC (United Kingdom)			15,030	92,066

CalAmp Corp.(NON)(S)			1,421	25,038

Com Hem Holding AB (Sweden)(NON)			3,397	24,750

Comcast Corp. Class A			25,400	1,366,012

Deutsche Telekom AG (Germany)			4,736	71,539

EchoStar Corp. Class A(NON)			1,127	54,953

Frontier Communications Corp.(S)			4,877	31,749

HSN, Inc.			226	13,870

IDT Corp. Class B			796	12,784

Inteliquent, Inc.			1,178	14,666

Iridium Communications, Inc.(NON)(S)			2,052	18,160

Liberty Global PLC Ser. C (United Kingdom)			416	17,062

Loral Space & Communications, Inc.(NON)			384	27,575

NeuStar, Inc. Class A(NON)			849	21,081

Nippon Telegraph & Telephone (NTT) Corp. (Japan)			200	12,447

NTT DoCoMo, Inc. (Japan)			3,900	65,135

Numericable Group SA (France)(NON)			246	13,125

Orange (France)			4,242	63,550

Quebecor, Inc. Class B (Canada)			1,000	25,126

Ruckus Wireless, Inc.(NON)(S)			1,212	16,192

ShoreTel, Inc.(NON)			1,307	8,692

SK Telecom Co., Ltd. (South Korea)			52	14,280

Spark New Zealand, Ltd. (New Zealand)			6,965	16,155

Spok Holdings, Inc.			1,084	14,103

Tele2 AB Class B (Sweden)			2,215	26,710

Telecom Italia SpA RSP (Italy)			40,519	35,911

Telefonica SA (Spain)			4,099	63,337

Telenor ASA (Norway)			2,670	58,589

Telstra Corp., Ltd. (Australia)			19,143	88,562

Ubiquiti Networks, Inc.(NON)(S)			242	9,082

Verizon Communications, Inc.			33,221	1,660,718

Vodafone Group PLC (United Kingdom)			22,596	74,484

Ziggo NV (Netherlands)(NON)			792	36,977

				4,125,310
Conglomerates (0.8%)

AMETEK, Inc.			6,700	336,407

Danaher Corp.			10,200	774,996

Exor SpA (Italy)			1,011	39,076

Marubeni Corp. (Japan)			3,000	20,551

Mitsubishi Corp. (Japan)			2,900	59,438

Siemens AG (Germany)			1,723	205,358

Tyco International, Ltd.			600	26,742

Vivendi SA (France)			569	13,713

				1,476,281
Consumer cyclicals (6.7%)

Adidas AG (Germany)			479	35,828

ADT Corp. (The)(S)			6,550	232,263

ANN, Inc.(NON)			1,019	41,911

Ascena Retail Group, Inc.(NON)			849	11,292

Ascent Capital Group, Inc. Class A(NON)			115	6,923

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)(S)			2,336	35,531

Babcock International Group PLC (United Kingdom)			3,230	56,893

Bayerische Motoren Werke (BMW) AG (Germany)			601	64,527

Big Lots, Inc.			909	39,132

Brown Shoe Co., Inc.			545	14,786

Brunswick Corp.			899	37,884

Bunzl PLC (United Kingdom)			2,306	59,913

Bureau Veritas SA (France)			1,875	41,342

CaesarStone Sdot-Yam, Ltd. (Israel)			312	16,124

Carmike Cinemas, Inc.(NON)			281	8,705

Century Casinos, Inc.(NON)			2,019	10,357

China ZhengTong Auto Services Holdings, Ltd. (China)			20,500	11,989

Compagnie Financiere Richemont SA (Switzerland)			911	74,654

Compass Group PLC (United Kingdom)			7,143	115,365

Conn's, Inc.(NON)(S)			1,858	56,242

Continental AG (Germany)			598	113,703

Cooper Tire & Rubber Co.			1,707	48,991

Corporate Executive Board Co. (The)			237	14,237

Ctrip.com International, Ltd. ADR (China)(NON)			200	11,352

Daimler AG (Registered Shares) (Germany)			578	44,332

Dalata Hotel Group PLC (Ireland)(NON)			3,291	12,594

Deckers Outdoor Corp.(NON)			910	88,434

Deluxe Corp.			1,303	71,873

Demand Media, Inc.(NON)			263	2,328

Denso Corp. (Japan)			1,000	46,142

Ennis, Inc.			1,123	14,790

Expedia, Inc.(S)			2,950	258,479

Experian PLC (United Kingdom)			4,428	70,336

Fuji Heavy Industries, Ltd. (Japan)			4,200	139,038

G&K Services, Inc. Class A			480	26,582

GameStop Corp. Class A(S)			4,500	185,400

Gap, Inc. (The)			6,700	279,323

Geberit International AG (Switzerland)			185	59,595

General Motors Co.			6,200	198,028

Genesco, Inc.(NON)			217	16,221

Global Cash Access Holdings, Inc.(NON)			5,109	34,486

GNC Holdings, Inc. Class A			1,338	51,834

Green Dot Corp. Class A(NON)			782	16,531

Hanesbrands, Inc.			2,800	300,832

Harbinger Group, Inc.(NON)			3,880	50,906

Harley-Davidson, Inc.			7,200	419,040

Hilton Worldwide Holdings, Inc.(NON)			24,000	591,120

Home Depot, Inc. (The)			15,300	1,403,622

ITV PLC (United Kingdom)			27,266	91,691

KAR Auction Services, Inc.			1,291	36,961

Kate Spade & Co.(NON)			479	12,564

Kimberly-Clark Corp.			11,800	1,269,326

Kingfisher PLC (United Kingdom)			2,518	13,197

Lenta, Ltd. 144A GDR (Russia)(NON)			1,670	17,819

Lions Gate Entertainment Corp.(S)			1,687	55,620

Live Nation Entertainment, Inc.(NON)			2,090	50,202

Lowe's Cos., Inc.			14,300	756,756

Luxottica Group SpA (Italy)			512	26,604

Macy's, Inc.			7,800	453,804

Marcus Corp.			1,694	26,765

Marriott Vacations Worldwide Corp.(NON)			463	29,359

MasterCard, Inc. Class A			1,000	73,920

MAXIMUS, Inc.			322	12,922

Mediaset SpA (Italy)(NON)			3,612	13,819

Melco Crown Entertainment, Ltd. ADR (Hong Kong)(S)			700	18,403

MGM China Holdings, Ltd. (Hong Kong)			20,800	59,913

Mitra Adiperkasa Tbk PT (Indonesia)			41,900	18,916

National CineMedia, Inc.			3,285	47,665

Next PLC (United Kingdom)			1,258	134,674

Nissan Motor Co., Ltd. (Japan)			3,400	33,174

Nu Skin Enterprises, Inc. Class A			658	29,630

Omnicom Group, Inc.(S)			6,400	440,704

Panasonic Corp. (Japan)			10,500	125,004

Penn National Gaming, Inc.(NON)			2,680	30,043

PGT, Inc.(NON)			2,882	26,860

Pitney Bowes, Inc.(S)			1,167	29,163

Priceline Group, Inc. (The)(NON)			300	347,574

Puregold Price Club, Inc. (Philippines)			10,200	7,879

Randstad Holding NV (Netherlands)			420	19,503

Remy International, Inc.			766	15,726

Renault SA (France)			802	57,888

Scripps Networks Interactive Class A			3,000	234,270

SeaWorld Entertainment, Inc.			1,877	36,095

Select Comfort Corp.(NON)			1,105	23,117

Shimano, Inc. (Japan)			1,000	121,703

Sinclair Broadcast Group, Inc. Class A			506	13,202

Six Flags Entertainment Corp.			517	17,780

SJM Holdings, Ltd. (Hong Kong)			19,000	36,269

Sonic Automotive, Inc. Class A			1,239	30,368

Sony Corp. (Japan)			2,300	41,445

Sports Direct International PLC (United Kingdom)(NON)			2,384	23,792

Steven Madden, Ltd.(NON)			425	13,698

Suzuki Motor Corp. (Japan)			3,500	116,140

Swatch Group AG (The) (Switzerland)			94	44,537

Thomas Cook Group PLC (United Kingdom)(NON)			17,746	33,999

TiVo, Inc.(NON)			5,515	70,564

Toyota Motor Corp. (Japan)			2,900	170,424

TUI Travel PLC (United Kingdom)			8,248	51,804

Vail Resorts, Inc.			178	15,443

Valeo SA (France)			705	78,196

Viacom, Inc. Class B			9,100	700,154

VOXX International Corp.(NON)			1,060	9,858

WH Smith PLC (United Kingdom)			966	16,930

Wirecard AG (Germany)			381	14,075

WPP PLC (United Kingdom)			3,080	61,607

Wyndham Worldwide Corp.			3,300	268,158

				12,169,486
Consumer staples (4.4%)

Affinity Education Group, Ltd. (Australia)(NON)			6,184	7,068

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			556	49,401

Anheuser-Busch InBev NV (Belgium)			1,662	184,365

Associated British Foods PLC (United Kingdom)			2,501	108,349

Barrett Business Services, Inc.			374	14,769

Bloomin' Brands, Inc.(NON)			988	18,120

Blue Nile, Inc.(NON)			495	14,132

Boulder Brands, Inc.(NON)			437	5,956

Bright Horizons Family Solutions, Inc.(NON)			710	29,863

British American Tobacco (BAT) PLC (United Kingdom)			1,436	80,716

Calbee, Inc. (Japan)			2,900	95,003

Carrefour SA (France)			1,934	59,588

Chaoda Modern Agriculture Holdings, Ltd. (China)(F)(NON)			10,000	644

Chegg, Inc.(NON)			2,206	13,765

Colgate-Palmolive Co.			3,500	228,270

Core-Mark Holding Co., Inc.			808	42,856

Coty, Inc. Class A(S)			2,281	37,751

CVS Health Corp.			19,600	1,559,964

Diageo PLC (United Kingdom)			1,912	55,284

Distribuidora Internacional de Alimentacion SA (Spain)			5,877	41,913

Dr. Pepper Snapple Group, Inc.			10,900	700,979

G8 Education, Ltd. (Australia)			6,105	27,309

Genuine Parts Co.			5,700	499,947

Geo Group, Inc. (The)(R)			317	12,116

Grand Canyon Education, Inc.(NON)			254	10,356

Groupon, Inc.(NON)(S)			1,442	9,633

Heineken Holding NV (Netherlands)			979	64,660

Henkel AG & Co. KGaA (Preference) (Germany)			609	60,813

ITOCHU Corp. (Japan)			1,000	12,228

ITT Educational Services, Inc.(NON)(S)			590	2,531

Japan Tobacco, Inc. (Japan)			2,800	91,141

Kao Corp. (Japan)			2,000	78,010

Kerry Group PLC Class A (Ireland)			887	62,547

Kforce, Inc.			1,564	30,607

Koninklijke Ahold NV (Netherlands)			4,632	74,905

Korn/Ferry International(NON)			833	20,742

Krispy Kreme Doughnuts, Inc.(NON)			1,133	19,442

L'Oreal SA (France)			369	58,440

ManpowerGroup, Inc.			5,400	378,540

Mondelez International, Inc. Class A			26,200	897,743

MWI Veterinary Supply, Inc.(NON)			195	28,938

Nestle SA (Switzerland)			3,912	286,944

New Oriental Education & Technology Group, Inc. ADR (China)(S)			1,200	27,840

Nutraceutical International Corp.(NON)			559	11,689

On Assignment, Inc.(NON)			1,288	34,583

Papa John's International, Inc.			804	32,152

Philip Morris International, Inc.			14,628	1,219,975

Pinnacle Foods, Inc.			879	28,699

Popeyes Louisiana Kitchen, Inc.(NON)			621	25,151

Reckitt Benckiser Group PLC (United Kingdom)			674	58,338

Rightmove PLC (United Kingdom)			377	13,069

SABMiller PLC (United Kingdom)			935	51,956

Seven & I Holdings Co., Ltd. (Japan)			300	11,647

Shutterfly, Inc.(NON)			175	8,530

SpartanNash Co.			764	14,860

Suntory Beverage & Food, Ltd. (Japan)			1,900	67,426

TrueBlue, Inc.(NON)			2,110	53,299

Ulker Biskuvi Sanayi AS (Turkey)			2,096	13,910

Unilever NV ADR (Netherlands)			1,506	59,863

Unilever PLC (United Kingdom)			1,152	48,086

United Natural Foods, Inc.(NON)			245	15,058

USANA Health Sciences, Inc.(NON)			194	14,290

WH Group, Ltd. 144A (Hong Kong)(NON)			19,496	16,019

WM Morrison Supermarkets PLC (United Kingdom)			1,382	3,770

Wolseley PLC (United Kingdom)			468	24,587

Woolworths, Ltd. (Australia)			1,153	34,470

Zalando SE (Germany)(NON)			80	2,172

				7,967,787
Energy (4.4%)

AMEC PLC (United Kingdom)			3,947	70,262

Baker Hughes, Inc.			6,900	448,914

Beijing Jingneng Clean Energy Co., Ltd. (China)			32,000	13,732

BG Group PLC (United Kingdom)			4,646	85,462

BP PLC (United Kingdom)			20,495	150,181

Cabot Oil & Gas Corp.			6,900	225,561

Callon Petroleum Co.(NON)			5,524	48,666

Delek US Holdings, Inc.			1,590	52,661

Dril-Quip, Inc.(NON)			1,000	89,400

EnCana Corp. (Canada)			2,300	48,836

EOG Resources, Inc.			7,800	772,356

EP Energy Corp. Class A(NON)(S)			2,012	35,170

Exxon Mobil Corp.			16,304	1,533,391

Ezion Holdings, Ltd. (Singapore)			21,680	30,773

FutureFuel Corp.			2,497	29,689

Genel Energy PLC (United Kingdom)(NON)			3,012	40,735

Gulfport Energy Corp.(NON)			302	16,127

Halliburton Co.			10,917	704,256

Key Energy Services, Inc.(NON)			3,083	14,922

Kodiak Oil & Gas Corp.(NON)			1,913	25,959

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			2,494	100

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			2,494	100

Oceaneering International, Inc.			2,000	130,340

Oil States International, Inc.(NON)			1,300	80,470

Rosetta Resources, Inc.(NON)			288	12,833

Royal Dutch Shell PLC Class A (United Kingdom)			3,815	145,512

Royal Dutch Shell PLC Class A (United Kingdom)			2,618	99,926

Royal Dutch Shell PLC Class B (United Kingdom)			3,020	119,133

Schlumberger, Ltd.			15,900	1,616,871

Statoil ASA (Norway)			3,990	108,559

Stone Energy Corp.(NON)			876	27,471

Suncor Energy, Inc. (Canada)			1,068	38,650

Superior Energy Services, Inc.			17,700	581,799

Total SA (France)(S)			2,177	140,695

Unit Corp.(NON)			426	24,985

Vaalco Energy, Inc.(NON)			2,431	20,664

W&T Offshore, Inc.			806	8,866

Woodside Petroleum, Ltd. (Australia)			1,549	54,924

WPX Energy, Inc.(NON)			12,600	303,156

				7,952,107
Financials (11.7%)

Access National Corp.			730	11,848

ACE, Ltd.			295	30,937

Admiral Group PLC (United Kingdom)			760	15,756

AG Mortgage Investment Trust, Inc.(R)			440	7,832

Ageas (Belgium)			1,914	63,546

Agree Realty Corp.(R)			737	20,179

AIA Group, Ltd. (Hong Kong)			35,000	180,634

Alleghany Corp.(NON)			800	334,520

Allianz SE (Germany)			732	118,588

Allied World Assurance Co. Holdings AG			1,485	54,707

Altisource Portfolio Solutions SA(NON)(S)			282	28,426

American Equity Investment Life Holding Co.			1,729	39,560

American International Group, Inc.			900	48,618

Amtrust Financial Services, Inc.(S)			936	37,272

Aon PLC			10,100	885,467

Arlington Asset Investment Corp. Class A(S)			505	12,832

ARMOUR Residential REIT, Inc.(R)			2,343	9,021

Ashford Hospitality Prime, Inc.(R)			552	8,407

Ashford Hospitality Trust, Inc.(R)			2,754	28,146

Assicurazioni Generali SpA (Italy)			4,205	88,257

Australia & New Zealand Banking Group, Ltd. (Australia)			2,134	57,661

AvalonBay Communities, Inc.(R)			4,800	676,656

AXA SA (France)			3,620	89,150

Banco Bilbao Vizcaya Argentaria SA (Rights) (Spain)(NON)			6,725	671

Banco Bilbao Vizcaya Argentaria SA (Spain)			6,725	80,551

Banco Latinoamericano de Exportaciones SA Class E (Panama)(S)			1,648	50,561

Banco Santander SA (Spain)			9,573	91,583

Bank of Ireland (Ireland)(NON)			128,153	50,202

Bank of New York Mellon Corp. (The)			15,500	600,315

Bank of Queensland, Ltd. (Australia)			3,001	30,435

Bank of Yokohama, Ltd. (The) (Japan)			12,000	66,056

Bankia SA (Spain)(NON)			32,507	60,219

Barclays PLC (United Kingdom)			17,408	64,130

Bellway PLC (United Kingdom)			906	22,896

Berkshire Hathaway, Inc. Class B(NON)			800	110,512

BNP Paribas SA (France)			1,010	66,790

BofI Holding, Inc.(NON)(S)			481	34,974

Cardinal Financial Corp.			1,436	24,513

CBL & Associates Properties, Inc.(R)			980	17,542

CBRE Group, Inc. Class A(NON)			16,100	478,814

Challenger, Ltd. (Australia)			13,000	81,096

Chubb Corp. (The)			7,500	683,100

Citizens & Northern Corp.			928	17,632

City National Corp.			3,300	249,711

CNO Financial Group, Inc.			1,830	31,037

CNP Assurances (France)			3,850	72,484

Commonwealth Bank of Australia (Australia)			2,679	175,916

Credicorp, Ltd. (Peru)			159	24,389

Credit Acceptance Corp.(NON)			189	23,827

Credit Agricole SA (France)			6,547	98,369

Credit Suisse Group AG (Switzerland)			1,359	37,464

CSI Properties, Ltd. (Hong Kong)			350,000	14,646

CYS Investments, Inc.(R)			1,399	11,528

DBS Group Holdings, Ltd. (Singapore)			5,000	72,088

Deutsche Bank AG (Germany)			1,629	57,138

Dexus Property Group (Australia)(R)			58,308	56,707

Discover Financial Services			13,600	875,704

DNB ASA (Norway)			875	16,364

Dubai Islamic Bank PJSC (United Arab Emirates)			15,666	35,229

East West Bancorp, Inc.			505	17,170

Education Realty Trust, Inc.(R)			3,995	41,069

Encore Capital Group, Inc.(NON)(S)			1,003	44,443

EPR Properties(R)			415	21,032

Erste Group Bank AG (Czech Republic)			308	7,021

Essex Property Trust, Inc.(R)			3,600	643,500

Eurazeo SA (France)			357	25,687

Farmers Capital Bank Corp.(NON)			663	14,937

Federal Agricultural Mortgage Corp. Class C			661	21,245

Federal Realty Investment Trust(R)			1,500	177,690

Financial Institutions, Inc.			959	21,558

First Community Bancshares Inc.			908	12,975

First Industrial Realty Trust(R)			881	14,898

First NBC Bank Holding Co.(NON)			557	18,242

First Niagara Financial Group, Inc.			14,100	117,453

FirstMerit Corp.			1,126	19,818

Flushing Financial Corp.			935	17,082

Genworth Financial, Inc. Class A(NON)			5,563	72,875

Goldman Sachs Group, Inc. (The)			8,500	1,560,345

GPT Group (Australia)(R)			17,786	60,135

Grupo Financiero Banorte SAB de CV (Mexico)			3,900	24,976

Hammerson PLC (United Kingdom)(R)			4,545	42,252

Hang Seng Bank, Ltd. (Hong Kong)			4,100	65,860

Hanmi Financial Corp.			1,895	38,203

Heartland Financial USA, Inc.			646	15,426

Heritage Financial Group, Inc.			841	16,980

HFF, Inc. Class A			1,824	52,805

Hibernia REIT PLC (Ireland)(NON)(R)			30,247	43,943

Hongkong Land Holdings, Ltd. (Hong Kong)			2,000	13,574

HSBC Holdings PLC (United Kingdom)			21,228	216,045

ING Groep NV GDR (Netherlands)(NON)			7,124	101,330

Insurance Australia Group, Ltd. (Australia)			15,785	84,634

Intact Financial Corp. (Canada)			244	15,798

Invesco Mortgage Capital, Inc.(R)			709	11,145

Investor AB Class B (Sweden)			1,853	65,187

Investors Real Estate Trust(R)			1,995	15,362

iStar Financial, Inc.(NON)(R)			1,671	22,559

Joyo Bank, Ltd. (The) (Japan)			10,000	49,132

JPMorgan Chase & Co.			32,743	1,972,438

Kilroy Realty Corp.(R)			1,500	89,160

KKR & Co. LP			1,000	22,300

Legal & General Group PLC (United Kingdom)			18,277	67,808

Lexington Realty Trust(R)(S)			3,864	37,829

Lloyds Banking Group PLC (United Kingdom)(NON)			127,823	158,388

LTC Properties, Inc.(R)			1,034	38,144

Maiden Holdings, Ltd. (Bermuda)			1,584	17,551

MainSource Financial Group, Inc.			1,423	24,547

Meta Financial Group, Inc.			524	18,476

Metro Bank PLC (acquired 01/15/14, cost $19,115) (Private) (United Kingdom)(F)(RES)(NON)			898	18,626

MFA Financial, Inc.(R)			2,350	18,283

MicroFinancial, Inc.			1,059	8,536

Mitsubishi Estate Co., Ltd. (Japan)			1,000	22,528

Mitsubishi UFJ Financial Group (MUFG), Inc. (Japan)			13,000	73,587

Mitsui Fudosan Co., Ltd. (Japan)			1,000	30,666

Mizuho Financial Group, Inc. (Japan)			7,700	13,762

Morgan Stanley			19,200	663,744

Muenchener Rueckversicherungs AG (Germany)			250	49,484

National Australia Bank, Ltd. (Australia)			2,193	62,214

National Health Investors, Inc.(R)(S)			576	32,913

Natixis (France)			6,863	47,204

Nelnet, Inc. Class A			1,065	45,891

OFG Bancorp (Puerto Rico)			866	12,973

One Liberty Properties, Inc.(R)			965	19,522

Pacific Premier Bancorp, Inc.(NON)			883	12,406

PacWest Bancorp			774	31,912

PartnerRe, Ltd.			2,900	318,681

Peoples Bancorp, Inc.			884	20,995

Performant Financial Corp.(NON)			3,878	31,334

Persimmon PLC (United Kingdom)			748	16,077

PHH Corp.(NON)(S)			763	17,061

PNC Financial Services Group, Inc.			15,000	1,283,700

Popular, Inc. (Puerto Rico)(NON)			746	21,959

Portfolio Recovery Associates, Inc.(NON)(S)			958	50,036

ProAssurance Corp.			579	25,517

Prudential PLC (United Kingdom)			7,427	164,960

PS Business Parks, Inc.(R)			578	44,009

Public Storage(R)			3,900	646,776

Ramco-Gershenson Properties Trust(R)			1,116	18,135

Rayonier, Inc.(R)			2,300	71,622

Regional Management Corp.(NON)			1,270	22,797

Regus PLC (United Kingdom)			14,948	41,061

Republic Bancorp, Inc. Class A			577	13,669

Resona Holdings, Inc. (Japan)			19,600	110,617

Santander Consumer USA Holdings, Inc.			4,900	87,269

Scentre Group (Australia)(NON)(R)			5,052	14,467

SCOR SE (France)			532	16,597

Select Income REIT(R)			720	17,316

Shopping Centres Australasia Property Group (Australia)(R)			9,331	13,708

Skandinaviska Enskilda Banken AB (Sweden)			5,505	73,128

Societe Generale SA (France)			376	19,112

Sovran Self Storage, Inc.(R)			191	14,203

St James's Place PLC (United Kingdom)			2,234	26,269

Starwood Property Trust, Inc.(R)			551	12,100

Starwood Waypoint Residential Trust(NON)(R)			111	2,887

State Street Corp.			11,500	846,515

Sumitomo Mitsui Financial Group, Inc. (Japan)			3,100	126,504

Sumitomo Warehouse Co., Ltd. (The) (Japan)			4,000	21,135

Summit Hotel Properties, Inc.(R)			2,488	26,821

Sun Hung Kai Properties, Ltd. (Hong Kong)			1,000	14,149

Surya Semesta Internusa Tbk PT (Indonesia)			379,100	23,030

Swedbank AB Class A (Sweden)			2,746	68,796

Symetra Financial Corp.			1,569	36,605

Tokyo Tatemono Co., Ltd. (Japan)			10,000	80,978

TSB Banking Group PLC (United Kingdom)(NON)(S)			6,249	28,029

Two Harbors Investment Corp.(R)			30,200	292,034

UBS AG (Switzerland)			6,111	106,027

UniCredit SpA (Italy)			14,323	112,164

United Community Banks, Inc.			935	15,390

United Insurance Holdings Corp.			1,581	23,715

Universal Health Realty Income Trust(R)			245	10,212

Visa, Inc. Class A(S)			5,400	1,152,198

WageWorks, Inc.(NON)(S)			623	28,365

Wells Fargo & Co.			2,285	118,523

Westfield Group (Australia)			4,294	27,928

Westpac Banking Corp. (Australia)			2,448	68,581

Wheelock and Co., Ltd. (Hong Kong)			16,000	76,219

WisdomTree Investments, Inc.(NON)(S)			2,794	31,796

				21,320,267
Health care (8.0%)

AbbVie, Inc.(S)			14,900	860,624

ACADIA Pharmaceuticals, Inc.(NON)(S)			680	16,837

Accuray, Inc.(NON)			1,865	13,540

Actavis PLC(NON)			200	48,256

Actelion, Ltd. (Switzerland)			1,131	132,601

Aegerion Pharmaceuticals, Inc.(NON)(S)			788	26,303

Aetna, Inc.			8,800	712,800

Alere, Inc.(NON)			1,665	64,569

Align Technology, Inc.(NON)			318	16,434

Alkermes PLC(NON)			571	24,479

AMAG Pharmaceuticals, Inc.(NON)(S)			2,256	71,989

Amedisys, Inc.(NON)			836	16,862

AmSurg Corp.(NON)			639	31,982

Ariad Pharmaceuticals, Inc.(NON)			3,915	21,141

Array BioPharma, Inc.(NON)			1,920	6,854

Asaleo Care, Ltd. (Australia)(NON)			10,701	17,860

Astellas Pharma, Inc. (Japan)			6,000	89,422

AstraZeneca PLC (United Kingdom)			2,677	191,791

AtriCure, Inc.(NON)			808	11,894

Auxilium Pharmaceuticals, Inc.(NON)			664	19,820

Bayer AG (Germany)			1,282	179,548

Biospecifics Technologies Corp.(NON)			359	12,673

Cardinal Health, Inc.			8,100	606,852

Cardiome Pharma Corp. (Canada)(NON)			3,235	28,889

Celgene Corp.(NON)			9,900	938,322

Centene Corp.(NON)			187	15,467

Charles River Laboratories International, Inc.(NON)			2,100	125,454

Chemed Corp.(S)			700	72,030

China Biologic Products, Inc. (China)(NON)			300	16,188

China Pioneer Pharma Holdings, Ltd. (China)			21,000	16,570

Chugai Pharmaceutical Co., Ltd. (Japan)			3,600	104,044

Coloplast A/S Class B (Denmark)			1,402	117,328

Community Health Systems, Inc.(NON)			910	49,859

Computer Programs & Systems, Inc.			160	9,198

Conatus Pharmaceuticals, Inc.(NON)(S)			281	1,720

Conmed Corp.			1,284	47,303

Cubist Pharmaceuticals, Inc.(NON)			832	55,195

DexCom, Inc.(NON)			274	10,957

Eli Lilly & Co.			7,163	464,521

Enanta Pharmaceuticals, Inc.(NON)(S)			259	10,249

Gilead Sciences, Inc.(NON)			4,500	479,025

GlaxoSmithKline PLC (United Kingdom)			5,744	131,469

Glenmark Pharmaceuticals, Ltd. (India)			1,421	16,605

Globus Medical, Inc. Class A(NON)			817	16,070

Greatbatch, Inc.(NON)			1,017	43,334

Grifols SA ADR (Spain)			1,056	37,097

Health Net, Inc.(NON)			2,565	118,272

HealthSouth Corp.			214	7,897

Henry Schein, Inc.(NON)			3,100	361,057

Hill-Rom Holdings, Inc.			919	38,074

Hisamitsu Pharmaceutical Co., Inc. (Japan)			900	32,355

Impax Laboratories, Inc.(NON)			1,176	27,883

Inovio Pharmaceuticals, Inc.(NON)(S)			477	4,698

Insulet Corp.(NON)(S)			488	17,983

Insys Therapeutics, Inc.(NON)			1,096	42,503

Intuitive Surgical, Inc.(NON)			900	415,638

Isis Pharmaceuticals, Inc.(NON)(S)			541	21,007

Jazz Pharmaceuticals PLC(NON)			1,102	176,937

Johnson & Johnson			18,210	1,941,004

Kindred Healthcare, Inc.			1,175	22,795

Mallinckrodt PLC(NON)			260	23,439

McKesson Corp.			5,200	1,012,284

Medicines Co. (The)(NON)			740	16,517

Merck & Co., Inc.			818	48,491

Merrimack Pharmaceuticals, Inc.(NON)			1,941	17,042

Mettler-Toledo International, Inc.(NON)			600	153,678

Myriad Genetics, Inc.(NON)(S)			2,500	96,425

Nektar Therapeutics(NON)(S)			1,315	15,872

Novartis AG (Switzerland)			1,435	135,146

Novo Nordisk A/S Class B (Denmark)			1,977	94,201

NPS Pharmaceuticals, Inc.(NON)			650	16,900

Omega Healthcare Investors, Inc.(R)			492	16,821

OraSure Technologies, Inc.(NON)			6,645	47,977

Pfizer, Inc.			46,523	1,375,685

Prestige Brands Holdings, Inc.(NON)			987	31,949

Providence Service Corp. (The)(NON)			1,043	50,460

Puma Biotechnology, Inc.(NON)			77	18,370

Receptos, Inc.(NON)			245	15,217

Repligen Corp.(NON)(S)			931	18,536

Retrophin, Inc.(NON)(S)			777	7,009

Roche Holding AG-Genusschein (Switzerland)			608	180,030

Sanofi (France)			2,367	267,034

Shire PLC (United Kingdom)			1,197	103,456

Spectranetics Corp. (The)(NON)(S)			659	17,510

STAAR Surgical Co.(NON)(S)			2,332	24,789

Steris Corp.			422	22,771

Sucampo Pharmaceuticals, Inc. Class A(NON)(S)			1,298	8,437

Sunesis Pharmaceuticals, Inc.(NON)			629	4,491

Suzuken Co., Ltd. (Japan)			700	20,183

Takeda Pharmaceutical Co., Ltd. (Japan)			700	30,448

TESARO, Inc.(NON)			370	9,960

Threshold Pharmaceuticals, Inc.(NON)			2,138	7,718

Trevena, Inc.(NON)			1,068	6,857

Trinity Biotech PLC ADR (Ireland)			736	13,447

Triple-S Management Corp. Class B (Puerto Rico)(NON)			490	9,751

UCB SA (Belgium)			248	22,510

United Therapeutics Corp.(NON)			3,800	488,870

Valeant Pharmaceuticals International, Inc.(NON)			100	13,120

WellPoint, Inc.			7,000	837,340

West Pharmaceutical Services, Inc.			888	39,747

				14,570,616
Technology (8.9%)

Activision Blizzard, Inc.			22,800	474,012

Acxiom Corp.(NON)			1,078	17,841

Advanced Energy Industries, Inc.(NON)			661	12,420

Alcatel-Lucent (France)(NON)			11,624	35,898

Amber Road, Inc.(NON)			338	5,861

Amdocs, Ltd.			7,000	321,160

Anixter International, Inc.			426	36,142

AOL, Inc.(NON)			446	20,048

Apple, Inc.			22,204	2,237,053

ASML Holding NV (Netherlands)			844	83,768

Aspen Technology, Inc.(NON)			774	29,195

AVG Technologies NV (Netherlands)(NON)			787	13,048

Bottomline Technologies, Inc.(NON)			294	8,111

Broadcom Corp. Class A			22,000	889,240

Brother Industries, Ltd. (Japan)			4,000	74,083

CACI International, Inc. Class A(NON)			579	41,265

Cavium, Inc.(NON)			238	11,836

Ceva, Inc.(NON)			667	8,964

Cirrus Logic, Inc.(NON)			651	13,573

Commvault Systems, Inc.(NON)			188	9,475

Computer Sciences Corp.			10,200	623,730

Cornerstone OnDemand, Inc.(NON)(S)			541	18,616

CSG Systems International, Inc.(S)			352	9,251

Dun & Bradstreet Corp. (The)			2,700	317,169

eBay, Inc.(NON)			10,600	600,278

Electronic Arts, Inc.(NON)			1,300	46,293

EnerSys			1,034	60,634

Engility Holdings, Inc.(NON)			641	19,980

Entegris, Inc.(NON)			2,201	25,312

Extreme Networks, Inc.(NON)			3,351	16,051

F5 Networks, Inc.(NON)(S)			4,800	569,952

Facebook, Inc. Class A(NON)			9,500	750,880

Fairchild Semiconductor International, Inc.(NON)			861	13,371

FANUC Corp. (Japan)			600	108,351

FEI Co.			263	19,835

Freescale Semiconductor, Ltd.(NON)(S)			1,054	20,585

Fujitsu, Ltd. (Japan)			9,000	55,447

GenMark Diagnostics, Inc.(NON)(S)			1,832	16,433

Gentex Corp.			5,100	136,527

Google, Inc. Class A(NON)			391	230,068

Google, Inc. Class C(NON)			29	16,743

GT Advanced Technologies, Inc.(NON)			1,669	18,075

Hollysys Automation Technologies, Ltd. (China)(NON)			700	15,743

Hoya Corp. (Japan)			3,100	104,190

inContact, Inc.(NON)			1,204	10,469

InnerWorkings, Inc.(NON)			3,404	27,538

Integrated Silicon Solutions, Inc.			2,772	38,087

IntraLinks Holdings, Inc.(NON)			2,337	18,930

InvenSense, Inc.(NON)			609	12,016

Konica Minolta Holdings, Inc. (Japan)			3,800	41,170

L-3 Communications Holdings, Inc.			6,400	761,088

Leidos Holdings, Inc.			5,400	185,382

Lexmark International, Inc. Class A(S)			465	19,763

LivePerson, Inc.(NON)			763	9,606

Manhattan Associates, Inc.(NON)			1,620	54,140

Marvell Technology Group, Ltd.			25,700	346,436

MeetMe, Inc.(NON)(S)			5,262	10,366

Mellanox Technologies, Ltd. (Israel)(NON)(S)			336	15,076

Mentor Graphics Corp.			2,522	51,688

Microsemi Corp.(NON)			550	13,976

Microsoft Corp.			4,511	209,130

MTS Systems Corp.(S)			218	14,881

NetApp, Inc.			18,100	777,576

Netscout Systems, Inc.(NON)			567	25,969

NIC, Inc.			1,409	24,263

Nimble Storage, Inc.(NON)			553	14,361

NTT Data Corp. (Japan)			900	32,295

Oracle Corp.			39,982	1,530,511

Perficient, Inc.(NON)			1,175	17,613

Photronics, Inc.(NON)			2,227	17,927

Plantronics, Inc.			192	9,174

Power Integrations, Inc.			373	20,108

Proofpoint, Inc.(NON)(S)			366	13,593

PTC, Inc.(NON)			715	26,384

Qihoo 360 Technology Co., Ltd. ADR (China)(NON)			200	13,494

Quantum Corp.(NON)			11,050	12,818

RF Micro Devices, Inc.(NON)(S)			4,857	56,050

Rockwell Automation, Inc.			2,800	307,664

Rovi Corp.(NON)			1,157	22,845

Safeguard Scientifics, Inc.(NON)(S)			772	14,205

Samsung Electronics Co., Ltd. (South Korea)			31	34,704

SanDisk Corp.			2,000	195,900

SAP AG (Germany)			445	32,089

Sartorius AG (Preference) (Germany)			153	17,246

Semtech Corp.(NON)			569	15,448

Silergy Corp. (Taiwan)			1,198	9,430

Silicon Image, Inc.(NON)			3,618	18,235

SK Hynix, Inc. (South Korea)(NON)			459	20,316

Skyworth Digital Holdings, Ltd. (China)			66,000	34,262

SoftBank Corp. (Japan)			1,600	112,315

SolarWinds, Inc.(NON)			1,009	42,428

Sparton Corp.(NON)			812	20,016

SS&C Technologies Holdings, Inc.(NON)			482	21,155

Symantec Corp.			24,100	566,591

Synaptics, Inc.(NON)			810	59,292

Tech Data Corp.(NON)			308	18,129

Tencent Holdings, Ltd. (China)			1,000	14,886

Toshiba Corp. (Japan)			12,000	55,652

Tyler Technologies, Inc.(NON)			388	34,299

Ultimate Software Group, Inc.(NON)			270	38,208

Ultra Clean Holdings, Inc.(NON)			3,410	30,520

Unisys Corp.(NON)			907	21,233

United Internet AG (Germany)			1,323	56,260

VeriFone Systems, Inc.(NON)			678	23,310

Verint Systems, Inc.(NON)			476	26,470

VeriSign, Inc.(NON)(S)			10,600	584,272

Western Digital Corp.			9,300	905,076

Xilinx, Inc.			6,000	254,100

XO Group, Inc.(NON)			811	9,091

Yandex NV Class A (Russia)(NON)			641	17,817

Yelp, Inc.(NON)			223	15,220

Zynga, Inc. Class A(NON)			2,672	7,214

				16,244,283
Transportation (1.1%)

Aegean Marine Petroleum Network, Inc. (Greece)(S)			3,473	31,847

Alaska Air Group, Inc.			11,600	505,064

ANA Holdings, Inc. (Japan)			37,000	86,107

ComfortDelgro Corp., Ltd. (Singapore)			31,000	58,233

Delta Air Lines, Inc.			1,400	50,610

Deutsche Post AG (Germany)			4,217	134,860

Diana Shipping, Inc. (Greece)(NON)(S)			1,554	13,893

Hawaiian Holdings, Inc.(NON)(S)			2,454	33,006

Japan Airlines Co., Ltd. (Japan)(UR)			600	16,421

Matson, Inc.			344	8,610

Quality Distribution, Inc.(NON)			4,636	59,248

Republic Airways Holdings, Inc.(NON)			1,873	20,809

SkyWest, Inc.			1,246	9,694

Southwest Airlines Co.			21,000	709,170

Spirit Airlines, Inc.(NON)			633	43,766

StealthGas, Inc. (Greece)(NON)			5,803	52,865

Swift Transportation Co.(NON)(S)			3,133	65,730

Universal Truckload Services, Inc.			110	2,668

XPO Logistics, Inc.(NON)(S)			939	35,372

				1,937,973
Utilities and power (2.1%)

Centrica PLC (United Kingdom)			18,154	90,276

China Power New Energy Development Co., Ltd. (China)(NON)			220,000	13,961

China Resources Power Holdings Co., Ltd. (China)			6,000	16,202

China Water Affairs Group, Ltd. (China)			62,000	27,515

China WindPower Group, Ltd. (China)(NON)			190,000	15,093

CMS Energy Corp.			10,900	323,294

Edison International			9,300	520,056

Enel SpA (Italy)			14,735	77,745

ENI SpA (Italy)			3,410	80,954

Entergy Corp.			15,100	1,167,683

Kinder Morgan, Inc.			2,200	84,348

Origin Energy, Ltd. (Australia)			2,653	34,652

PG&E Corp.(S)			2,600	117,104

PPL Corp.			17,700	581,268

Red Electrica Corporacion SA (Spain)			1,399	120,724

Tokyo Gas Co., Ltd. (Japan)			25,000	140,621

UGI Corp.			9,900	337,491

United Utilities Group PLC (United Kingdom)			5,088	66,333

Veolia Environnement SA (France)			2,003	35,155

				3,850,475

Total common stocks (cost $86,761,075)				$104,517,907

CORPORATE BONDS AND NOTES (17.3%)(a)
			Principal amount	Value

Basic materials (0.9%)

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)			$7,000	$7,326

Alcoa, Inc. sr. unsec. unsub. notes 5.4s, 2021			5,000	5,295

Alcoa, Inc. sr. unsec. unsub. notes 5 1/8s, 2024			5,000	5,007

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021			15,000	16,171

ArcelorMittal SA sr. unsec. bonds 10.35s, 2019 (France)			133,000	162,260

ArcelorMittal SA sr. unsec. unsub. notes 7 1/2s, 2039 (France)			7,000	7,210

Archer Daniels-Midland Co. sr. unsec. notes 5.45s, 2018			128,000	143,426

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			20,000	21,000

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			10,000	9,738

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			25,000	26,625

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044			11,000	11,535

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034			8,000	8,428

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			18,000	21,715

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			5,000	4,775

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			12,000	12,180

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023			35,000	34,299

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021			95,000	100,001

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			4,000	3,970

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			10,000	10,138

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			22,000	22,743

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. bonds 5.8s, 2016 (Canada)			19,000	20,693

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024			16,000	16,058

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			23,000	23,863

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			13,000	14,983

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			7,000	7,035

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			4,000	3,810

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			14,000	14,263

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			10,000	10,650

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			15,000	15,975

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			17,000	18,360

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			4,000	4,220

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			20,000	19,700

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			27,000	30,173

JMC Steel Group, Inc. 144A sr. unsecured notes 8 1/4s, 2018			5,000	5,050

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			20,000	21,300

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019			50,000	63,116

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)			6,000	6,092

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043			3,000	3,322

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033			2,000	2,205

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			25,000	26,625

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			10,000	10,100

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			35,000	37,406

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023			45,000	47,619

PQ Corp. 144A sr. notes 8 3/4s, 2018			17,000	18,041

Rio Tinto Finance USA PLC company guaranty sr. unsec. unsub. notes 1 5/8s, 2017 (United Kingdom)			130,000	130,699

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			62,000	79,396

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			38,000	40,724

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			25,000	26,250

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			19,000	20,045

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			14,000	14,928

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			14,000	13,685

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)			5,000	5,700

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			3,000	3,169

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			4,000	4,225

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			3,000	3,023

Steel Dynamics, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2024			5,000	5,025

Steel Dynamics, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2021			5,000	5,075

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			13,000	14,316

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			10,000	10,550

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			3,000	3,068

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023			10,000	9,675

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			60,000	79,530

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			10,000	10,250

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021			10,000	10,163

				1,563,997
Capital goods (0.6%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			43,000	44,828

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			32,000	36,000

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			10,000	9,700

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			10,000	9,575

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			10,000	9,625

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			20,000	22,150

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			40,000	44,603

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			10,000	10,013

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			20,000	21,800

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			45,000	49,781

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6s, 2017 (Luxembourg)			130,000	146,854

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			42,000	39,690

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022			85,000	82,523

Exide Technologies sr. notes 8 5/8s, 2018 (In default)(NON)			5,000	1,250

Gates Global LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022			10,000	9,500

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.6s, 2042			60,000	54,129

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2 1/4s, 2022			30,000	28,352

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			129,000	178,420

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			15,000	15,450

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			10,000	9,350

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022			10,000	10,050

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			15,000	15,900

Raytheon Co. sr. unsec. notes 4 7/8s, 2040			20,000	21,938

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			10,000	10,175

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			14,000	14,770

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			4,000	4,190

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			24,000	24,960

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			20,000	21,350

TransDigm, Inc. 144A sr. unsec. sub. notes 6 1/2s, 2024			3,000	2,989

United Technologies Corp. sr. unsec. notes 5 3/8s, 2017			107,000	119,713

Zebra Technologies Corp. 144A sr. unsec. unsub. notes 7 1/4s, 2022			10,000	10,000

				1,079,628
Communication services (1.6%)

Adelphia Communications Corp. escrow bonds zero %, 2015			55,000	481

American Tower Corp. sr. unsec. notes 7s, 2017(R)			75,000	85,379

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			40,000	44,450

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			7,000	7,700

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			10,000	10,838

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			14,000	14,595

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			7,000	6,843

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023			7,000	6,720

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			13,000	13,748

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			13,000	13,650

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			20,000	20,775

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			14,000	15,015

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			4,000	4,126

Comcast Corp. company guaranty sr. unsec. unsub. bonds 6 1/2s, 2017			55,000	61,593

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			114,000	152,745

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			17,000	22,115

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			14,000	13,878

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)			7,000	6,790

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			15,000	16,534

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			13,000	13,845

CSC Holdings, LLC 144A sr. unsec. notes 5 1/4s, 2024			13,000	12,480

Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030 (Netherlands)			73,000	106,140

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			37,000	41,810

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			14,000	15,050

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			4,000	4,150

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			23,000	24,438

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			14,000	15,260

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			7,000	7,070

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			17,000	18,148

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)			33,000	34,403

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			40,000	40,750

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			30,000	41,388

Level 3 Escrow II, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			15,000	14,775

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			17,000	18,403

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			5,000	5,325

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			17,000	17,914

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			5,000	5,150

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022			10,000	10,500

NII International Telecom SCA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg) (In default)(NON)			15,000	10,013

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021 (France)			46,000	48,549

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			13,000	12,903

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			90,000	103,175

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			25,000	29,158

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)			85,000	83,316

SBA Communications Corp. 144A sr. unsec. notes 4 7/8s, 2022			10,000	9,600

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			4,000	4,070

SES SA 144A company guaranty sr. unsec. notes 3.6s, 2023 (France)			42,000	42,267

Sprint Capital Corp. company guaranty 6 7/8s, 2028			85,000	81,175

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			17,000	18,998

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			5,000	5,225

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			30,000	34,650

Sprint Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			33,000	34,980

Sprint Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2021			17,000	17,701

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023			3,000	3,075

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			7,000	7,175

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			23,000	23,460

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			7,000	7,271

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2025			10,000	9,975

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			20,000	20,200

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			17,000	17,043

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			5,000	4,994

TCI Communications, Inc. sr. unsec. unsub. notes 7 1/8s, 2028			65,000	85,409

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)			150,000	156,613

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038			1,000	1,360

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039			25,000	32,118

Time Warner Entertainment Co. LP company guaranty sr. unsec. bonds 8 3/8s, 2033			156,000	230,432

Time Warner Entertainment Co. LP company guaranty sr. unsec. bonds 8 3/8s, 2023			4,000	5,323

Verizon Communications, Inc. sr. unsec. notes 6.4s, 2038			192,000	232,583

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033			164,000	199,516

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022			45,000	55,874

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030			50,000	65,545

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			20,000	19,800

Vodafone Group PLC sr. unsec. unsub. notes 1 1/4s, 2017 (United Kingdom)			225,000	221,787

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			24,000	25,920

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			33,000	36,630

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			14,000	14,910

Windstream Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			10,000	9,650

				2,987,417
Consumer cyclicals (2.3%)

21st Century Fox America, Inc. company guaranty sr. unsec. debs. 7 3/4s, 2024			50,000	63,111

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. debs. 7 3/4s, 2045			85,000	121,458

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			15,000	14,550

Amazon.com, Inc. sr. unsec. notes 1.2s, 2017			128,000	126,649

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			15,000	16,519

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			10,000	10,075

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			7,000	7,988

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			38,000	41,610

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016			5,000	5,325

Bed Bath & Beyond, Inc. sr. unsec. notes 5.165s, 2044			60,000	58,750

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			35,000	35,044

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			4,000	3,580

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			23,000	23,863

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			10,000	10,231

Building Materials Corp. of America 144A company guaranty sr. notes 7 1/2s, 2020			20,000	20,850

Building Materials Corp. of America 144A company guaranty sr. notes 7s, 2020			7,000	7,280

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			7,000	7,333

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 9s, 2020			13,000	9,945

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			60,000	81,304

CBS Corp. sr. unsec. unsub. notes 4 1/2s, 2021			70,000	75,624

CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2025(FWC)			10,000	10,050

CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			17,000	17,043

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			14,000	14,770

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			13,000	12,805

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			4,000	3,880

Ceridian, LLC/Comdata, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2017			15,000	15,019

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			3,000	2,948

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			4,000	3,810

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			5,000	5,350

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			20,000	20,800

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			14,000	14,315

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			14,000	14,350

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023			17,000	17,553

Dana Holding Corp. sr. unsec. unsub. notes 5 3/8s, 2021			4,000	4,070

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			23,000	24,150

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023			75,000	66,997

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			20,000	21,900

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			90,000	101,340

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			30,000	31,238

FelCor Lodging LP company guaranty sr. notes 5 5/8s, 2023(R)			5,000	4,888

First Cash Financial Services, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2021 (Mexico)			7,000	7,280

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097			24,000	30,319

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047			25,000	39,214

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			40,000	54,577

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020			140,000	174,949

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020			10,000	10,100

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2019			13,000	13,130

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021			15,000	14,513

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)			20,000	20,106

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3 1/4s, 2018			39,000	39,195

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 2 3/4s, 2016			56,000	56,420

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			10,000	9,775

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 7/8s, 2020			17,000	17,335

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018			34,000	34,510

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			23,000	23,518

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	27,000	25,338

Griffey Intermediate, Inc./Griffey Finance Sub, LLC 144A sr. unsec. notes 7s, 2020			$9,000	6,638

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023			40,000	53,965

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016			65,000	69,317

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			31,000	35,307

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			44,000	48,371

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			20,000	20,650

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			15,000	14,595

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			24,000	24,360

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2021			33,000	32,835

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			35,000	35,263

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			7,000	7,088

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			13,000	13,813

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			17,000	17,723

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			15,000	13,950

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			30,000	28,500

Johnson Controls, Inc. sr. unsec. notes 4.95s, 2064			65,000	63,419

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			23,000	25,243

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			7,000	7,298

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			14,000	14,420

Lamar Media Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			15,000	15,038

Lender Processing Services, Inc./Black Knight Lending Solutions, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			20,000	21,100

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			22,000	21,285

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019			7,000	6,939

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			65,000	68,006

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			45,000	56,863

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			45,000	47,097

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 4.3s, 2043			95,000	87,275

Marriott International, Inc. sr. unsec. unsub. notes 3s, 2019			135,000	138,600

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021			50,000	53,500

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			20,000	19,950

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			35,000	37,275

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			35,000	35,000

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			10,000	11,276

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			20,000	21,050

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			106,052	115,729

Navistar International Corp. sr. notes 8 1/4s, 2021			24,000	24,360

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			25,000	26,313

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8s, 2021			10,000	10,400

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			45,000	44,775

Nexstar Broadcasting, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			15,000	15,375

Nielsen Co. Luxembourg S.a.r.l. (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			15,000	15,038

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			50,000	52,625

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			25,000	26,875

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023			20,000	20,403

Owens Corning company guaranty sr. unsec. notes 9s, 2019			9,000	10,992

Penn National Gaming, Inc. sr. unsec. notes 5 7/8s, 2021			23,000	21,218

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			14,000	14,210

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018			13,000	13,585

PulteGroup, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			25,000	28,000

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			10,000	11,250

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			14,000	13,790

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022			3,000	3,008

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			25,000	26,625

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			24,000	25,920

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			35,000	37,713

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			11,000	11,853

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018			5,000	4,813

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020			5,000	4,175

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			13,000	13,293

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			7,000	6,895

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			7,000	7,123

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			5,000	4,813

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024			13,000	13,163

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			13,000	13,130

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			4,000	4,170

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			27,000	26,190

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			3,000	3,128

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			20,000	20,850

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			14,000	14,263

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			7,000	6,685

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			7,000	7,438

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			7,000	6,738

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			7,000	6,825

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020			20,000	21,400

Tiffany & Co. 144A sr. unsec. notes 4.9s, 2044			55,000	54,920

Time Warner, Inc. company guaranty sr. unsec. notes 3.15s, 2015			10,000	10,198

Townsquare Radio, LLC/Townsquare Radio, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			10,000	10,775

Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN, 1 1/4s, 2017			130,000	129,186

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			16,092	16,092

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			4,000	4,070

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4.45s, 2023			25,000	25,250

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			20,000	21,150

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			142,000	188,326

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040			10,000	11,304

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021			30,000	30,361

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041			10,000	10,385

Walt Disney Co. (The) sr. unsec. unsub. notes Ser. MTN, 1.1s, 2017			130,000	128,584

				4,287,403
Consumer staples (1.1%)

Altria Group, Inc. company guaranty sr. unsec. bonds 4s, 2024			24,000	24,469

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018			12,000	15,458

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			2,000	2,604

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			95,000	90,994

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. notes 1 1/4s, 2018			130,000	127,649

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			60,000	90,984

Anheuser-Busch InBev Worldwide, Inc. company guaranty unsec. unsub. notes 5 3/8s, 2020			60,000	67,691

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			7,000	7,718

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			17,000	16,873

BC ULC/New Red Finance, Inc. 144A notes 6s, 2022 (Canada)			30,000	29,850

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			13,000	13,358

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. notes 8 1/2s, 2019			4,000	4,968

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. unsub. notes 4.1s, 2016			41,000	42,760

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042			65,000	62,728

CEC Entertainment, Inc. 144A sr. unsec. notes 8s, 2022			15,000	14,025

Coca-Cola Co. (The) sr. unsec. unsub. notes 5.35s, 2017			81,000	90,745

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			4,000	3,920

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			20,000	21,900

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			10,000	10,900

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			14,000	13,545

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			4,000	3,920

CVS Health Corp. sr. unsec. unsub. notes 2 1/4s, 2018			130,000	130,471

CVS Pass-Through Trust sr. notes 6.036s, 2028			3,914	4,500

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036			49,121	52,114

Delhaize Group SA company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)			10,000	10,526

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 1 1/2s, 2017 (United Kingdom)			29,000	29,145

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022			40,000	52,080

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			33,000	29,288

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			50,000	66,039

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024			85,000	85,154

Hertz Corp. (The) company guaranty sr. unsec. notes 6 1/4s, 2022			12,000	12,150

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020			2,000	2,030

HJ Heinz Co. company guaranty notes 4 1/4s, 2020			23,000	22,856

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			7,000	7,455

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			10,000	10,500

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			5,000	5,250

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			70,000	86,437

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			5,000	5,150

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			37,000	39,128

McDonald's Corp. sr. unsec. bonds 6.3s, 2037			51,000	65,064

McDonald's Corp. sr. unsec. notes 5.7s, 2039			59,000	71,593

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042			50,000	50,266

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018			58,000	71,237

PepsiCo, Inc. sr. unsec. unsub. notes 1 1/4s, 2017			129,000	128,625

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			12,000	11,370

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			23,000	22,540

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			17,000	18,530

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			7,000	7,490

Smithfield Foods, Inc. 144A sr. unsec. notes 5 7/8s, 2021			4,000	4,050

Smithfield Foods, Inc. 144A sr. unsec. notes 5 1/4s, 2018			3,000	3,000

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016			35,000	37,870

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			17,000	18,403

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024			2,000	2,025

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			17,000	17,468

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			10,000	10,450

WhiteWave Foods Co. (The) company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			5,000	5,050

				1,952,363
Energy (1.9%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			7,000	7,385

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			7,000	7,455

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			22,000	22,550

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			30,000	17,625

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			11,000	12,005

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036			10,000	12,186

Anadarko Petroleum Corp. sr. unsec. unsub. notes 6.95s, 2019			30,000	35,799

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2022			13,000	12,643

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021			13,000	12,935

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040			5,000	5,309

Apache Corp. sr. unsec. unsub. notes 3 1/4s, 2022			44,000	44,092

Athlon Holdings LP/Athlon Finance Corp. company guaranty sr. unsec. notes 7 3/8s, 2021			20,000	21,750

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2022			13,000	13,943

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)			10,000	9,600

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)			10,000	9,750

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.2s, 2016 (United Kingdom)			145,000	150,164

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.846s, 2017 (United Kingdom)			130,000	131,390

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			13,000	13,585

California Resources Corp. 144A company guaranty sr. unsec. notes 6s, 2024(FWC)			15,000	15,413

California Resources Corp. 144A company guaranty sr. unsec. notes 5s, 2020(FWC)			20,000	20,300

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)			235,000	259,821

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			17,000	18,190

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			4,000	4,260

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022			10,000	10,050

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			20,000	20,550

Chevron Corp. sr. unsec. unsub. notes 1.104s, 2017			128,000	126,774

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			23,000	24,438

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			17,000	17,595

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			10,000	10,300

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			15,000	11,438

ConocoPhillips Co. company guaranty sr. unsec. notes 1.05s, 2017			130,000	128,203

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			27,000	28,215

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			10,000	9,850

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			4,000	4,210

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			20,000	19,800

EQT Midstream Partners LP company guaranty sr. unsec. notes 4s, 2024			10,000	9,857

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			10,000	9,550

Exterran Partners LP/EXLP Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2022			17,000	16,533

Forum Energy Technologies, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			14,000	14,385

FTS International, Inc. 144A company guaranty sr. notes 6 1/4s, 2022			10,000	9,825

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			19,000	19,523

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			45,000	46,913

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			10,000	10,425

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			4,000	4,070

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			43,000	42,355

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			30,000	40,048

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			14,000	14,840

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2022			4,000	3,890

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024			5,000	4,813

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			10,000	13,849

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			24,000	23,100

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			30,000	32,175

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			3,000	3,015

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			33,000	32,670

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			10,000	9,750

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019			37,000	36,121

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. unsub. notes 10 3/8s, 2017 (Canada)(F)			20,000	1

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041			25,000	29,722

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			30,000	30,750

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			10,000	10,088

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			45,000	35,550

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			35,000	37,406

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			85,000	87,734

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			10,000	10,575

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			30,000	31,650

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			20,000	18,600

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			20,000	17,625

Paragon Offshore PLC 144A company guaranty sr. unsec. notes 6 3/4s, 2022			10,000	8,450

Paragon Offshore PLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2024			30,000	25,350

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			10,000	10,600

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			25,000	18,844

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			225,000	220,838

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)			40,000	20,800

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2045 (Mexico)			80,000	90,464

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2024 (Mexico)			80,000	83,797

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			83,000	91,923

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			10,000	10,525

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			2,000	2,045

Rose Rock Midstream LP/Rose Rock Finance Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2022			5,000	4,950

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			17,000	16,703

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			10,000	9,750

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			7,000	7,210

Samson Investment Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			43,000	39,023

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			14,000	15,124

Seventy Seven Energy, Inc. 144A sr. unsec. notes 6 1/2s, 2022			5,000	4,913

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			17,000	17,850

Shell International Finance BV company guaranty sr. unsec. notes 3.1s, 2015 (Netherlands)			95,000	96,948

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5.2s, 2017 (Netherlands)			140,000	153,835

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			7,000	7,263

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			7,000	7,403

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			3,000	3,150

Spectra Energy Capital, LLC sr. notes 8s, 2019			45,000	55,671

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			40,000	44,802

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			4,000	4,000

Total Capital International SA company guaranty sr. unsec. unsub. notes 1.55s, 2017 (France)			128,000	128,913

Triangle USA Petroleum Corp. 144A sr. unsec. notes 6 3/4s, 2022			5,000	4,881

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			14,000	14,105

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.8s, 2037			15,000	18,052

Weatherford International, Ltd. of Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)			70,000	107,954

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			34,000	35,955

Williams Cos., Inc. (The) notes 7 3/4s, 2031			1,000	1,204

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			3,000	3,614

Williams Cos., Inc. (The) sr. unsec. notes 4.55s, 2024			45,000	44,517

Williams Partners LP sr. unsec. notes 5.4s, 2044			15,000	15,786

Williams Partners LP sr. unsec. notes 4.3s, 2024			15,000	15,317

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			7,000	7,217

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			27,000	28,080

				3,474,807
Financials (5.2%)

Abbey National Treasury Services PLC of Stamford, CT company guaranty sr. unsec. unsub. notes 1 3/8s, 2017 (United Kingdom)			140,000	139,970

Aflac, Inc. sr. unsec. notes 8 1/2s, 2019			90,000	113,907

Aflac, Inc. sr. unsec. notes 6.9s, 2039			75,000	99,835

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			17,000	18,233

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			13,000	13,260

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031			9,000	11,228

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			13,000	15,145

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			10,000	11,525

Ally Financial, Inc. unsec. sub. notes 8s, 2018			14,000	15,890

American Express Co. sr. unsec. notes 7s, 2018			83,000	96,635

American Express Co. sr. unsec. notes 6.15s, 2017			49,000	55,168

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058			76,000	102,410

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018			149,000	167,549

ARC Properties Operating Partnership LP/Clark Acquisition, LLC 144A company guaranty sr. unsec. unsub. notes 4.6s, 2024(R)			50,000	50,901

Associates Corp. of North America sr. unsec. notes 6.95s, 2018			135,000	158,325

AXA SA 144A jr. unsec. sub. FRN notes 6.463s, perpetual maturity (France)			85,000	89,335

Bank of America Corp. sr. unsec. unsub. notes 2s, 2018			128,000	127,443

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2 1/2s, 2017 (Canada)			128,000	131,794

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969s, 2017			105,000	106,602

Bank of Nova Scotia sr. unsec. unsub. notes 1 3/8s, 2017 (Canada)			130,000	128,469

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)			95,000	129,183

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB bonds 5.919s, perpetual maturity (Spain)			95,000	96,781

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7 1/4s, 2018			22,000	25,594

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 5.7s, 2014			40,000	40,082

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043			29,000	28,830

BNP Paribas SA bank guaranty sr. unsec. unsub. notes Ser. MTN, 1 3/8s, 2017 (France)			140,000	139,735

BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s, 2017 (France)			40,000	40,780

BNP Paribas SA 144A jr. unsec. sub. FRN notes 5.186s, perpetual maturity (France)			75,000	75,750

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			65,000	70,805

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			7,000	7,360

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)			95,000	102,001

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			5,000	4,969

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			13,000	12,869

CIT Group, Inc. sr. unsec. notes 5s, 2023			10,000	9,900

CIT Group, Inc. sr. unsec. notes 5s, 2022			17,000	17,043

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			14,000	14,455

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			13,000	13,390

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019			7,000	6,878

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			24,000	25,740

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			17,000	17,786

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019			3,000	3,750

Citigroup, Inc. sr. unsec. unsub. notes 4.45s, 2017			130,000	138,511

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			10,000	7,550

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands (Rabobank Nederland) bank guaranty sr. unsec. notes 3 3/8s, 2017 (Netherlands)			116,000	121,654

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			13,000	13,228

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			50,000	62,130

Deutsche Bank AG/London sr. unsec. notes 6s, 2017 (United Kingdom)			128,000	143,241

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			15,000	14,550

Duke Realty LP company guaranty sr. unsec. unsub. notes 4 3/8s, 2022(R)			32,000	33,400

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			33,000	34,650

EPR Properties unsec. notes 5 1/4s, 2023(R)			65,000	68,270

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			30,000	29,325

Fifth Third Bancorp jr. unsec. sub. FRB bonds 5.1s, perpetual maturity			20,000	18,850

Five Corners Funding Trust 144A unsec. bonds 4.419s, 2023			135,000	141,301

GE Capital Trust I unsec. sub. FRB bonds 6 3/8s, 2067			135,000	145,800

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			205,000	270,280

General Electric Capital Corp. sr. unsec. notes Ser. MTN, 5.4s, 2017			129,000	141,273

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB bonds 6.15s, 2066			90,000	79,200

Genworth Holdings, Inc. sr. unsec. unsub. notes 7.7s, 2020			95,000	113,885

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			170,000	202,838

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2 3/8s, 2018			130,000	131,350

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037			24,000	28,573

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5 1/8s, 2022			35,000	39,062

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			40,000	44,400

HCP, Inc. sr. unsec. unsub. notes 3.15s, 2022(R)			70,000	68,109

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)			60,000	65,868

Hockey Merger Sub 2, Inc. 144A sr. unsec. notes 7 7/8s, 2021			20,000	20,475

Hospitality Properties Trust sr. unsec. unsub. notes 4 1/2s, 2025(R)			5,000	4,939

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			146,000	171,153

HSBC USA Capital Trust I 144A jr. bank guaranty unsec. notes 7.808s, 2026			100,000	101,269

Hub Holdings LLC/Hub Holdings Finance, Inc. 144A sr. unsec. notes 8 1/8s, 2019(PIK)			5,000	4,888

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020			30,000	30,825

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			17,000	17,000

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)			235,000	258,856

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			4,000	4,300

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			14,000	14,490

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			58,000	58,435

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			13,000	13,748

JPMorgan Chase & Co. jr. unsec. sub. FRN notes 7.9s, perpetual maturity			90,000	97,425

JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017			130,000	131,108

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			55,000	64,694

Lloyds Banking Group PLC jr. unsec. sub. FRB bonds 7 1/2s, perpetual maturity (United Kingdom)			212,000	218,360

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN notes 6.657s, perpetual maturity (United Kingdom)			25,000	27,000

Macquarie Bank, Ltd. 144A sr. unsec. notes 3.45s, 2015 (Australia)			35,000	35,803

Merrill Lynch & Co., Inc. unsec. sub. notes 6.11s, 2037			270,000	309,054

MetLife, Inc. sr. unsec. unsub. notes 6 3/4s, 2016			130,000	142,631

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			75,000	77,335

Morgan Stanley sr. unsec. notes 4 3/4s, 2017			98,000	105,312

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			10,000	10,700

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			45,000	47,925

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			30,000	30,300

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			15,000	14,288

Nationwide Financial Services, Inc. notes 5 5/8s, 2015			25,000	25,376

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031			45,000	61,367

Navient, LLC sr. unsec. unsub. notes Ser. A, MTN, 8.45s, 2018			13,000	14,625

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			30,000	31,875

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 5/8s, 2020			15,000	15,600

NRG Yield Operating LLC 144A company guaranty sr. unsec. notes 5 3/8s, 2024			10,000	10,050

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			25,000	26,750

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2019			10,000	9,650

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033			90,000	95,643

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			13,000	13,780

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			14,000	13,650

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022			63,000	68,421

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037			65,000	71,216

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			20,000	19,750

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			13,000	13,910

Prudential Financial, Inc. jr. unsec. sub. FRN notes 8 7/8s, 2038			30,000	36,113

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5 5/8s, 2043			71,000	74,284

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5.2s, 2044			25,000	25,156

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)			25,000	26,565

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.2s, 2018 (Canada)			130,000	131,534

Royal Bank of Scotland Group PLC unsec. sub. notes 6s, 2023 (United Kingdom)			20,000	20,967

Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s, 2024 (United Kingdom)			125,000	122,820

Royal Bank of Scotland Group PLC unsec. sub. notes 4.7s, 2018 (United Kingdom)			115,000	118,737

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016			21,000	22,111

Santander Issuances SAU 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)			100,000	105,897

Simon Property Group LP sr. unsec. unsub. notes 3 3/8s, 2022(R)			10,000	10,210

Simon Property Group LP 144A sr. unsec. unsub. notes 1 1/2s, 2018(R)			118,000	116,721

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021			10,000	11,200

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			7,000	7,105

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB bonds 1.234s, 2037			75,000	64,500

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4 1/4s, 2042			90,000	87,485

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			5,000	4,975

Travelers Property Casualty Corp. sr. unsec. unsub. bonds 7 3/4s, 2026			40,000	53,937

UBS AG of Stamford, CT sr. unsec. unsub. notes Ser. BKNT, 5 7/8s, 2017			100,000	112,587

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			300,000	292,500

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			392,000	397,535

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017			20,000	22,278

Walter Investment Management Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2021			13,000	12,805

Wells Fargo & Co. sr. unsec. notes 2.1s, 2017			128,000	130,544

Westpac Banking Corp. sr. unsec. bonds 3s, 2015 (Australia)			15,000	15,428

Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019 (Australia)			80,000	89,050

Westpac Banking Corp. sr. unsec. unsub. notes 2 1/4s, 2018 (Australia)			24,000	24,240

Weyerhaeuser Real Estate Co. 144A sr. unsec. unsub. notes 5 7/8s, 2024			10,000	9,950

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)			30,000	30,937

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037			55,000	59,125

				9,435,875
Health care (1.3%)

AbbVie, Inc. sr. unsec. unsub. notes 2.9s, 2022			80,000	76,381

AbbVie, Inc. sr. unsec. unsub. notes 1 3/4s, 2017			116,000	115,605

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021			35,000	36,050

Acadia Healthcare Co., Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			15,000	14,625

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037			38,000	50,070

Amgen, Inc. sr. unsec. notes 3.45s, 2020			125,000	129,458

Amgen, Inc. sr. unsec. unsub. notes 2 1/8s, 2017			130,000	132,316

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			71,000	92,018

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)			130,000	146,349

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 7 3/4s, 2019			17,000	17,808

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 6s, 2021			14,000	14,455

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			14,000	13,965

Catamaran Corp. company guaranty sr. unsec. bonds 4 3/4s, 2021			14,000	13,466

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			15,000	15,038

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			3,000	3,083

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			7,000	7,474

CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5 1/8s, 2021			3,000	2,993

CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. notes 6 7/8s, 2022			3,000	3,120

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021			80,000	87,269

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			23,000	20,959

DaVita HealthCare Partners, Inc. company guaranty sr. unsec. notes 5 1/8s, 2024			20,000	19,650

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			17,000	16,788

Endo Finance, LLC & Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2023			10,000	9,550

Envision Healthcare Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2022			5,000	4,925

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			17,000	17,896

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019			10,000	9,825

HCA, Inc. sr. notes 6 1/2s, 2020			67,000	73,198

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			4,000	4,510

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			33,000	35,558

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			17,000	17,808

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			10,000	10,250

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			20,000	20,200

Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			30,000	32,175

JLL/Delta Dutch Newco BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			23,000	23,227

Johnson & Johnson sr. unsec. notes 5.15s, 2018			81,000	91,171

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			40,000	43,400

Merck & Co., Inc. sr. unsec. unsub. notes 1.3s, 2018			112,000	110,540

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			25,000	26,563

Omega Healthcare Investors, Inc. 144A sr. unsec. notes 4.95s, 2024(R)			45,000	45,788

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			23,000	23,978

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037			15,000	18,482

Salix Pharmaceuticals, Ltd. 144A company guaranty sr. unsec. notes 6s, 2021			5,000	5,413

Service Corp. International sr. unsec. unsub. notes 5 3/8s, 2022			14,000	14,140

Service Corp. International 144A sr. unsec. unsub. notes 5 3/8s, 2024			23,000	23,058

Service Corp. International/US sr. unsec. unsub. notes 6 3/4s, 2016			52,000	54,730

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			17,000	17,808

Teleflex, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2024			10,000	9,800

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			7,000	6,825

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			14,000	13,405

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			24,000	25,380

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020			20,000	21,150

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020			3,000	2,978

Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III, LLC company guaranty sr. unsec. unsub. notes 3s, 2015 (Curacao)			50,000	50,880

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020			14,000	15,085

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018			58,000	65,924

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.7s, 2021			105,000	116,830

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95s, 2042			90,000	83,569

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2 3/4s, 2023			90,000	87,318

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 7s, 2020			3,000	3,135

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			10,000	10,325

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			3,000	3,083

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2018			13,000	13,715

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			17,000	17,298

				2,309,833
Technology (0.8%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			25,000	25,938

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043			27,000	25,029

Apple, Inc. sr. unsec. unsub. notes 3.45s, 2024			40,000	40,299

Apple, Inc. sr. unsec. unsub. notes 2.1s, 2019			5,000	4,994

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			13,000	11,375

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			34,000	32,980

Cisco Systems, Inc. company guaranty sr. unsec. unsub. notes 3.15s, 2017			135,000	141,584

Cisco Systems, Inc. sr. unsec. unsub. notes 1.1s, 2017			59,000	58,961

eBay, Inc. sr. unsec. unsub. notes 1.35s, 2017			130,000	129,456

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			5,000	5,288

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			17,000	17,915

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			9,000	10,778

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021			18,000	20,835

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			49,000	51,940

First Data Holdings, Inc. 144A sr. unsec. notes 14 1/2s, 2019(PIK)			2,000	2,125

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			7,000	7,770

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 5s, 2021			14,000	13,755

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			20,000	20,300

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018			20,000	22,346

Hewlett-Packard Co. sr. unsec. unsub. notes 2.6s, 2017			111,000	114,011

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041			55,000	65,293

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021			40,000	43,854

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022			140,000	128,548

Intel Corp. sr. unsec. unsub. notes 1.35s, 2017			130,000	129,579

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019(R)			7,000	7,473

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023(R)			14,000	14,350

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018			11,000	12,788

Micron Technology, Inc. 144A sr. unsec. notes 5 7/8s, 2022			25,000	25,875

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041			25,000	29,110

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019			85,000	93,323

Oracle Corp. sr. unsec. unsub. notes 5 3/8s, 2040			35,000	39,676

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022			80,000	76,346

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019			13,000	13,000

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			13,000	13,650

Xerox Corp. sr. unsec. notes 6 3/4s, 2039			15,000	18,416

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019			21,000	23,711

				1,492,671
Transportation (0.2%)

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			18,000	18,810

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			35,000	39,299

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			35,000	41,275

CSX Corp. sr. unsec. unsub. notes 4.1s, 2044			70,000	65,790

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			45,993	53,812

FedEx Corp. company guaranty sr. unsec. unsub. notes 2 5/8s, 2022			15,000	14,429

Kansas City Southern de Mexico SA de CV sr. unsec. unsub. notes 2.35s, 2020			9,000	8,623

Kansas City Southern Railway Co. (The) company guaranty sr. unsec. notes 4.3s, 2043			16,000	15,491

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			27,000	28,350

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3 3/4s, 2026			45,000	45,000

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			13,123	14,304

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			14,000	14,070

				359,253
Utilities and power (1.4%)

AES Corp./Virginia (The) sr. unsec. unsub. notes 8s, 2017			42,000	47,145

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			27,000	30,240

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023			7,000	6,659

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035			25,000	30,018

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			15,000	15,665

Beaver Valley Funding Corp. sr. bonds 9s, 2017			2,000	2,120

Boardwalk Pipelines LP company guaranty sr. unsec. notes 5 7/8s, 2016			66,000	71,364

Calpine Corp. sr. unsec. notes 5 3/4s, 2025			35,000	33,994

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			4,000	4,220

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			3,000	3,120

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037			10,000	11,936

Commonwealth Edison Co. 1st mtge. bonds 5.9s, 2036			28,000	34,987

Consolidated Edison Co. of New York sr. unsec. notes 7 1/8s, 2018			83,000	99,082

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042			45,000	44,248

DPL, Inc. sr. unsec. notes 6 1/2s, 2016			27,000	28,620

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016			95,000	96,987

Dynegy Holdings, LLC escrow bonds 7 3/4s, 2019			70,000	88

Electricite de France (EDF) 144A jr. unsec. sub. FRN notes 5 5/8s, perpetual maturity (France)			150,000	155,625

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)			20,000	26,588

Electricite de France (EDF) 144A sr. unsec. notes 6 1/2s, 2019 (France)			60,000	70,346

Electricite de France (EDF) 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)			290,000	293,988

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)			20,000	23,625

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			13,000	14,463

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			30,000	34,186

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			25,000	26,842

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			80,000	82,155

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			10,000	10,350

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			10,000	10,575

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec. notes 9 3/8s, 2020			27,000	29,430

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			54,000	53,685

FirstEnergy Corp. sr. unsec. unsub. notes 2 3/4s, 2018			8,000	8,032

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			23,000	23,920

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			4,000	4,160

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			35,000	39,323

Kansas Gas and Electric Co. bonds 5.647s, 2021			11,612	12,306

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 5.4s, 2044			12,000	11,800

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 4 1/4s, 2024			18,000	17,802

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 3 1/2s, 2021			80,000	78,967

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021			10,000	10,425

Kinder Morgan, Inc./DE sr. unsec. notes 7s, 2017			60,000	66,150

Kinder Morgan, Inc./DE sr. notes Ser. GMTN, 7 3/4s, 2032			17,000	20,868

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036			39,000	48,264

MidAmerican Funding, LLC sr. bonds 6.927s, 2029			50,000	65,023

Nevada Power Co. mtge. notes 7 1/8s, 2019			40,000	48,007

NiSource Finance Corp. company guaranty sr. unsec. notes 6 1/8s, 2022			25,000	29,272

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			60,000	64,500

NSTAR Electric Co. sr. unsec. unsub. notes 2 3/8s, 2022 (Canada)			75,000	71,687

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022			25,000	26,820

Pacific Gas & Electric Co. sr. unsec. notes 6.05s, 2034			40,000	49,305

Potomac Edison Co. 144A sr. bonds 5.8s, 2016			76,000	81,176

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022			105,000	111,391

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040			25,000	30,875

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067			98,000	102,655

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			14,000	14,560

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			13,000	13,163

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5s, 2022			10,000	9,850

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			14,000	13,545

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			20,000	19,900

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015			5,000	5,173

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			13,000	10,888

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN notes 6.35s, 2067 (Canada)			30,000	30,975

Union Electric Co. sr. notes 6.4s, 2017			50,000	56,093

West Penn Power Co. 144A sr. bonds 5.95s, 2017			25,000	27,960

				2,617,186

Total corporate bonds and notes (cost $30,188,945)				$31,560,433

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (12.8%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.2%)

Government National Mortgage Association Pass-Through Certificates
6 1/2s, with due dates from May 20, 2037 to November 20, 2039			$810,503	$914,665
3s, TBA, October 1, 2044			3,000,000	3,019,453

				3,934,118
U.S. Government Agency Mortgage Obligations (10.6%)

Federal National Mortgage Association Pass-Through Certificates
6s, TBA, October 1, 2044			5,000,000	5,651,563
4 1/2s, TBA, October 1, 2044			1,000,000	1,078,984
4s, TBA, October 1, 2044			9,000,000	9,484,453
3 1/2s, TBA, October 1, 2029			3,000,000	3,153,281

				19,368,281

Total U.S. government and agency mortgage obligations (cost $23,232,506)				$23,302,399

U.S. TREASURY OBLIGATIONS (0.1%)(a)
			Principal amount	Value

U.S. Treasury Notes
0.875%, September 15, 2016(i)			$101,000	$101,589
2.125%, August 15, 2021(i)			89,000	88,802

Total U.S. treasury Obligations (cost $190,391)				$190,391

MORTGAGE-BACKED SECURITIES (3.3%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (0.5%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 25.175s, 2037			$23,198	$33,246
IFB Ser. 3072, Class SM, 23.233s, 2035			28,448	40,169
IFB Ser. 3072, Class SB, 23.087s, 2035			26,360	36,967
IFB Ser. 3249, Class PS, 21.768s, 2036			26,352	35,580
IFB Ser. 3065, Class DC, 19.399s, 2035			50,819	71,851
IFB Ser. 2990, Class LB, 16.553s, 2034			43,968	56,810
IFB Ser. 310, Class S4, IO, 5.796s, 2043			96,222	24,480
IFB Ser. 308, Class S1, IO, 5.796s, 2043			177,866	44,459
IFB Ser. 314, Class AS, IO, 5.736s, 2043			210,930	48,825

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 24s, 2036			40,733	62,093
IFB Ser. 05-45, Class DA, 23.854s, 2035			53,626	78,781
IFB Ser. 07-53, Class SP, 23.634s, 2037			35,332	51,580
IFB Ser. 05-75, Class GS, 19.787s, 2035			18,366	24,214
Ser. 06-46, Class OC, PO, zero %, 2036			13,624	11,909

Government National Mortgage Association
IFB Ser. 13-129, Class CS, IO, 5.997s, 2042			212,549	35,253
Ser. 10-9, Class UI, IO, 5s, 2040			183,345	41,164
Ser. 13-14, Class IO, IO, 3 1/2s, 2042			615,859	82,544
Ser. 12-141, Class WI, IO, 3 1/2s, 2041			717,754	93,480

				873,405
Commercial mortgage-backed securities (2.1%)

Banc of America Commercial Mortgage Trust
FRB Ser. 07-3, Class A3, 5.79s, 2049			85,521	85,755
FRB Ser. 07-2, Class A2, 5.634s, 2049			5,423	5,436
Ser. 06-5, Class A3, 5.39s, 2047			58,000	58,508
Ser. 07-1, Class XW, IO, 0.493s, 2049			859,917	8,241

Banc of America Commercial Mortgage Trust 144A Ser. 07-5, Class XW, IO, 0.529s, 2051			1,997,479	18,966

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
Ser. 04-4, Class XC, IO, 0.698s, 2042			248,884	578
Ser. 04-5, Class XC, IO, 0.618s, 2041			355,603	1,524
Ser. 02-PB2, Class XC, IO, 0.416s, 2035			155,365	78

Bear Stearns Commercial Mortgage Securities Trust Ser. 04-PR3I, Class X1, IO, 0.724s, 2041			73,942	207

Bear Stearns Commercial Mortgage Securities Trust 144A Ser. 06-PW14, Class X1, IO, 0.832s, 2038			1,285,045	18,338

Citigroup Commercial Mortgage Trust FRB Ser. 05-C3, Class AJ, 4.96s, 2043			43,000	43,049

Citigroup Commercial Mortgage Trust 144A Ser. 06-C5, Class XC, IO, 0.735s, 2049			6,658,585	76,108

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XC, IO, 0.552s, 2049			6,384,799	46,417
Ser. 07-CD4, Class XW, IO, 0.552s, 2049			1,174,043	9,792

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049			91,000	97,035
FRB Ser. 05-LP5, Class D, 5.254s, 2043			94,000	95,812
Ser. 14-CR16, Class XA, IO, 1.442s, 2047			454,272	34,992
Ser. 14-CR17, Class XA, IO, 1.376s, 2047			892,825	68,267
Ser. 14-LC17, Class XA, IO, 1.043s, 2047			512,000	31,920
Ser. 06-C8, Class XS, IO, 0.706s, 2046			5,659,814	53,555

Credit Suisse Commercial Mortgage Trust 144A Ser. 07-C2, Class AX, IO, 0.22s, 2049			6,258,293	21,904

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			40,043	43,347
Ser. 02-CP3, Class AX, IO, 1.471s, 2035			35,378	214

First Union National Bank-Bank of America Commercial Mortgage Trust 144A Ser. 01-C1, Class 3, IO, 1.956s, 2033			32,846	240

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.904s, 2032(F)			19,053	16,005

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class B, 4.846s, 2048			74,000	75,491

GE Capital Commercial Mortgage Corp. 144A
Ser. 07-C1, Class XC, IO, 0.381s, 2049			8,031,949	41,606
Ser. 05-C3, Class XC, IO, 0.282s, 2045			21,560,849	19,760

GMAC Commercial Mortgage Securities, Inc. Trust
FRB Ser. 04-C2, Class A4, 5.301s, 2038			522	522
Ser. 97-C1, Class X, IO, 1.483s, 2029			37,024	1,231
Ser. 05-C1, Class X1, IO, 0.765s, 2043			1,900,000	4,197

Greenwich Capital Commercial Funding Corp.
FRB Ser. 05-GG3, Class E, 5.087s, 2042			55,000	54,740
FRB Ser. 05-GG3, Class D, 4.986s, 2042			43,000	43,060
FRB Ser. 05-GG3, Class B, 4.894s, 2042			157,000	157,912

GS Mortgage Securities Trust Ser. 05-GG4, Class B, 4.841s, 2039			219,000	219,105

GS Mortgage Securities Trust 144A
Ser. 06-GG8, Class X, IO, 0.779s, 2039			8,903,938	134,360
Ser. 06-GG6, Class XC, IO, 0.142s, 2038			1,362,419	684

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.279s, 2051			38,500	39,381
FRB Ser. 06-LDP7, Class B, 6.058s, 2045			107,000	92,722
Ser. 06-LDP8, Class B, 5.52s, 2045			36,000	36,196
FRB Ser. 06-LDP8, Class AJ, 5.48s, 2045			109,000	112,424
FRB Ser. 13-C10, Class C, 4.298s, 2047			83,000	83,519
Ser. 06-LDP8, Class X, IO, 0.723s, 2045			1,501,239	13,387
Ser. 07-LDPX, Class X, IO, 0.487s, 2049			3,426,285	43,874

JPMorgan Chase Commercial Mortgage Securities Trust 144A Ser. 05-CB12, Class X1, IO, 0.501s, 2037			1,980,238	3,953

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031			18,157	19,156
Ser. 98-C4, Class H, 5.6s, 2035			50,000	51,771

LB-UBS Commercial Mortgage Trust
Ser. 06-C7, Class A2, 5.3s, 2038			73,210	74,513
FRB Ser. 06-C1, Class AJ, 5.276s, 2041			39,000	40,255

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 04-C4, Class H, 6.702s, 2036			100,000	99,720
Ser. 06-C6, Class XCL, IO, 0.856s, 2039			8,198,749	101,484
Ser. 06-C7, Class XCL, IO, 0.849s, 2038			1,947,047	23,690
Ser. 06-C7, Class XW, IO, 0.849s, 2038			1,103,504	13,426
Ser. 05-C5, Class XCL, IO, 0.603s, 2040			3,335,133	15,662
Ser. 05-C2, Class XCL, IO, 0.473s, 2040			2,210,105	2,539
Ser. 05-C7, Class XCL, IO, 0.37s, 2040			2,646,714	4,362

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3, 6.028s, 2050			59,520	59,607

Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 1.046s, 2039			95,527	185
Ser. 05-MCP1, Class XC, IO, 0.765s, 2043			1,993,421	4,262

Mezz Cap Commercial Mortgage Trust 144A
Ser. 05-C3, Class X, IO, 6.527s, 2044			88,104	4,837
Ser. 06-C4, Class X, IO, 6.465s, 2045			338,870	33,921

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C11, Class C, 4.565s, 2046			72,000	72,900
Ser. 14-C17, Class XA, IO, 1.448s, 2047			237,852	19,340

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 13-C11, Class D, 4.565s, 2046			100,000	93,290

Morgan Stanley Capital I Trust
FRB Ser. 07-HQ12, Class A2, 5.773s, 2049			32,475	32,516
Ser. 07-IQ14, Class A2, 5.61s, 2049			51,226	51,356

Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 5.356s, 2049			37,000	38,032

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			97,388	97,436

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.123s, 2049			50,000	52,900
Ser. 12-C4, Class XA, IO, 2.009s, 2045			241,798	25,407

Wachovia Bank Commercial Mortgage Trust Ser. 07-C34, IO, 0.465s, 2046			1,299,481	10,565

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 05-C18, Class XC, IO, 0.479s, 2042			2,566,072	6,595
Ser. 06-C26, Class XC, IO, 0.185s, 2045			1,391,129	1,739

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.438s, 2046			100,000	90,797

WF-RBS Commercial Mortgage Trust FRB Ser. 14-C19, Class C, 4.646s, 2047			143,000	143,944

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.647s, 2044			223,000	236,422
FRB Ser. 12-C8, Class E, 5.039s, 2045			53,000	53,232
Ser. 14-C19, Class D, 4.234s, 2047			25,000	22,930
Ser. 12-C10, Class XA, IO, 1.952s, 2045			466,044	47,341
Ser. 13-C12, Class XA, IO, 1.643s, 2048			1,395,276	116,960

				3,777,504
Residential mortgage-backed securities (non-agency) (0.7%)

Barclays Capital, LLC Trust FRB Ser. 12-RR10, Class 9A2, 2.664s, 2035			40,000	37,404

Barclays Capital, LLC Trust 144A FRB Ser. 14-RR2, Class 2A1, 3 1/2s, 2036			136,106	134,609

Bear Stearns Alt-A Trust FRB Ser. 05-8, Class 11A1, 0.695s, 2035			36,419	32,482

Countrywide Alternative Loan Trust
Ser. 05-28CB, Class 2A7, 5 3/4s, 2035			220,971	205,503
FRB Ser. 05-51, Class 1A1, 0.474s, 2035			78,206	65,740

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 13-5R, Class 1A6, 0.405s, 2036			40,000	32,800

Residential Accredit Loans, Inc. FRB Ser. 06-QO7, Class 1A1, 0.917s, 2046			69,126	47,005

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.187s, 2046			104,500	94,572
FRB Ser. 06-AR3, Class A1B, 1.117s, 2046			48,916	40,014
FRB Ser. 05-AR13, Class A1C3, 0.645s, 2045			96,340	85,261
FRB Ser. 05-AR9, Class A1C3, 0.635s, 2045			105,201	96,259
FRB Ser. 05-AR15, Class A1B2, 0.565s, 2045			72,109	63,745
FRB Ser. 05-AR13, Class A1B3, 0.515s, 2045			183,688	163,942
FRB Ser. 05-AR15, Class A1B3, 0.495s, 2045			138,281	121,410

Wells Fargo Mortgage Loan Trust FRB Ser. 12-RR2, Class 1A2, 0.315s, 2047			100,000	76,000

				1,296,746

Total mortgage-backed securities (cost $5,466,450)				$5,947,655

ASSET-BACKED SECURITIES (1.6%)(a)
			Principal amount	Value

Station Place Securitization Trust 144A FRB Ser. 14-3, Class A, 1.056s, 2016			$1,765,000	$1,765,000

Station Place Securitization Trust 144A FRB Ser. 14-2, Class A, 1.054s, 2016			1,193,000	1,193,000

Total asset-backed securities (cost $2,958,000)				$2,958,000

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.6%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina) (In default)(NON)			$56,082	$46,828

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			40,000	35,600

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			414,000	385,020

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)			68,700	54,513

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina) (In default)(NON)			225,728	193,562

Brazil (Federal Republic of) unsec. notes 10s, 2021 (Brazil)		BRL	805	304,789

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024 (South Africa)			$135,000	136,013

Total foreign government and agency bonds and notes (cost $1,239,575)				$1,156,325

SENIOR LOANS (0.2%)(a)(c)
			Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 6.948s, 2017			$143,527	$130,507

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 9 3/4s, 2017			14,963	14,154

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			49,875	47,182

First Data Corp. bank term loan FRN 4.155s, 2021			10,568	10,406

First Data Corp. bank term loan FRN Ser. B, 3.655s, 2018			99,303	97,276

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			24,725	24,268

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.65s, 2017			101,971	75,459

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.65s, 2017			1,047	774

Total senior loans (cost $424,092)				$400,026

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			93	$93,087

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			680	18,095

HSBC USA, Inc. $0.88 pfd. (United Kingdom)			4,020	88,078

M/I Homes, Inc. Ser. A, $2.438 pfd.			880	22,572

Total preferred stocks (cost $181,341)				$221,832

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

EPR Properties Ser. C, $1.44 cv. pfd.(R)			1,280	$28,200

United Technologies Corp. $3.75 cv. pfd.			400	23,556

Total convertible preferred stocks (cost $43,395)				$51,756

INVESTMENT COMPANIES (—%)(a)
			Shares	Value

Hercules Technology Growth Capital, Inc.			1,533	$22,167

Market Vectors Vietnam ETF (Vietnam)(S)			1,170	25,623

Total investment companies (cost $45,809)				$47,790

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$10,000	$12,613

Jazz Technologies, Inc. 144A cv. company guaranty sr. unsec. notes 8s, 2018			14,000	16,441

Total convertible bonds and notes (cost $22,963)				$29,054

MUNICIPAL BONDS AND NOTES (—%)(a)
			Principal amount	Value

IL State G.O. Bonds, 4.421s, 1/1/15			$20,000	$20,184

Total municipal bonds and notes (cost $20,000)				$20,184

PURCHASED OPTIONS OUTSTANDING (—%)(a)
	Expiration		Contract
	date/strike price		amount	Value

iShares MSCI Emerging Markets ETF (Put)	Nov-14/$39.00		$4,582	$2,291

SPDR S&P 500 ETF Trust (Put)	Nov-14/185.00		2,447	3,230

Total purchased options outstanding (cost $5,521)				$5,521

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$1.70	7,932	$—

Total warrants (cost $1,586)				$—

SHORT-TERM INVESTMENTS (21.7%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)		Shares	5,417,195	$5,417,195

Putnam Short Term Investment Fund 0.06%(AFF)		Shares	31,847,342	31,847,342

SSgA Prime Money Market Fund 0.01%(P)		Shares	110,000	110,000

U.S. Treasury Bills with effective yields ranging from 0.02% to 0.03%, December 4, 2014			$223,000	222,994

U.S. Treasury Bills with an effective yield of 0.02%, October 23, 2014(SEG)(SEGSF)(SEGCCS)			2,131,000	2,130,973

Total short-term investments (cost $39,728,502)				$39,728,504

TOTAL INVESTMENTS

Total investments (cost $190,510,151)(b)				$210,137,777

FORWARD CURRENCY CONTRACTS at 9/30/14 (aggregate face value $55,275,877) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Buy	12/17/14	$92,344	$92,997	$(653)
	British Pound	Sell	12/17/14	92,344	93,004	660
	Canadian Dollar	Sell	10/15/14	2,499	2,621	122
	Euro	Sell	12/17/14	2,835,317	2,949,936	114,619
	Singapore Dollar	Sell	11/19/14	258,675	264,460	5,785
	Swiss Franc	Sell	12/17/14	175,786	182,632	6,846
Barclays Bank PLC
	Australian Dollar	Buy	10/15/14	48,898	57,791	(8,893)
	British Pound	Sell	12/17/14	5,069,692	5,158,596	88,904
	Canadian Dollar	Sell	10/15/14	92,206	95,655	3,449
	Chinese Yuan (Offshore)	Buy	11/19/14	188,625	188,339	286
	Czech Koruna	Sell	12/17/14	88,777	91,773	2,996
	Euro	Sell	12/17/14	1,377,598	1,431,778	54,180
	Hong Kong Dollar	Sell	11/19/14	410,472	411,367	895
	Japanese Yen	Buy	11/19/14	75,091	80,181	(5,090)
	Japanese Yen	Sell	11/19/14	75,091	79,292	4,201
	Mexican Peso	Sell	10/15/14	183,215	184,960	1,745
	New Zealand Dollar	Buy	10/15/14	1,559	10,132	(8,573)
	Norwegian Krone	Buy	12/17/14	114,716	118,762	(4,046)
	Norwegian Krone	Sell	12/17/14	114,716	116,163	1,447
	Singapore Dollar	Buy	11/19/14	51,343	52,502	(1,159)
	South African Rand	Buy	10/15/14	220,000	231,522	(11,522)
	South African Rand	Sell	10/15/14	220,000	227,164	7,164
	Swedish Krona	Buy	12/17/14	91,554	86,299	5,255
	Swiss Franc	Sell	12/17/14	638,576	663,566	24,990
	Turkish Lira	Sell	12/17/14	178,765	182,616	3,851
Citibank, N.A.
	Australian Dollar	Buy	10/15/14	351,822	373,660	(21,838)
	Brazilian Real	Buy	10/2/14	880,809	931,364	(50,555)
	Brazilian Real	Sell	10/2/14	880,809	918,172	37,363
	Brazilian Real	Buy	1/5/15	355,041	356,903	(1,862)
	British Pound	Buy	12/17/14	2,534,765	2,581,394	(46,629)
	Canadian Dollar	Sell	10/15/14	458,171	480,584	22,413
	Chilean Peso	Buy	10/15/14	107,268	112,643	(5,375)
	Chilean Peso	Sell	10/15/14	107,268	114,846	7,578
	Danish Krone	Sell	12/17/14	177,051	184,249	7,198
	Euro	Sell	12/17/14	2,449,625	2,553,552	103,927
	Japanese Yen	Sell	11/19/14	184,802	199,061	14,259
	Mexican Peso	Buy	10/15/14	143,334	147,825	(4,491)
	Mexican Peso	Sell	10/15/14	143,334	146,946	3,612
	New Zealand Dollar	Sell	10/15/14	83,344	96,399	13,055
	Norwegian Krone	Buy	12/17/14	231,218	239,466	(8,248)
	Norwegian Krone	Sell	12/17/14	231,218	232,629	1,411
	Swiss Franc	Sell	12/17/14	174,738	181,592	6,854
Credit Suisse International
	Australian Dollar	Buy	10/15/14	171,450	185,144	(13,694)
	British Pound	Sell	12/17/14	939,966	957,188	17,222
	Canadian Dollar	Sell	10/15/14	183,072	194,286	11,214
	Euro	Sell	12/17/14	389,863	411,460	21,597
	Indian Rupee	Buy	11/19/14	4,573	4,598	(25)
	Japanese Yen	Sell	11/19/14	580,826	622,375	41,549
	Mexican Peso	Buy	10/15/14	109,718	112,500	(2,782)
	Mexican Peso	Sell	10/15/14	109,718	112,800	3,082
	New Zealand Dollar	Buy	10/15/14	24,871	34,501	(9,630)
	Norwegian Krone	Sell	12/17/14	25,008	23,924	(1,084)
	Singapore Dollar	Buy	11/19/14	4,782	4,888	(106)
	Singapore Dollar	Sell	11/19/14	4,782	4,889	107
	Swedish Krona	Buy	12/17/14	276,795	281,183	(4,388)
	Swedish Krona	Sell	12/17/14	276,795	281,804	5,009
	Swiss Franc	Sell	12/17/14	122,852	127,646	4,794
	Turkish Lira	Sell	12/17/14	178,507	182,403	3,896
Deutsche Bank AG
	Australian Dollar	Buy	10/15/14	205,128	212,299	(7,171)
	Euro	Sell	12/17/14	469,351	486,142	16,791
	Japanese Yen	Sell	11/19/14	69,657	75,701	6,044
	New Zealand Dollar	Buy	10/15/14	347,798	387,987	(40,189)
	New Zealand Dollar	Sell	10/15/14	347,798	378,094	30,296
	Norwegian Krone	Sell	12/17/14	45,514	48,735	3,221
	Swedish Krona	Buy	12/17/14	178,272	178,960	(688)
	Swedish Krona	Sell	12/17/14	178,272	183,387	5,115
	Swiss Franc	Sell	12/17/14	212,160	220,481	8,321
Goldman Sachs International
	Australian Dollar	Buy	10/15/14	172,062	179,909	(7,847)
	Canadian Dollar	Sell	10/15/14	201,281	207,981	6,700
	Euro	Sell	12/17/14	417,665	441,264	23,599
	Japanese Yen	Sell	11/19/14	3,230	7,498	4,268
	Norwegian Krone	Buy	12/17/14	183,080	183,798	(718)
	Norwegian Krone	Sell	12/17/14	183,081	185,025	1,944
	Swedish Krona	Buy	12/17/14	92,094	92,882	(788)
	Swedish Krona	Sell	12/17/14	92,094	92,155	61
HSBC Bank USA, National Association
	Australian Dollar	Sell	10/15/14	83,976	85,302	1,326
	British Pound	Sell	12/17/14	2,386,690	2,429,447	42,757
	Canadian Dollar	Sell	10/15/14	246,447	250,036	3,589
	Euro	Buy	12/17/14	180,335	187,381	(7,046)
	Euro	Sell	12/17/14	180,335	181,997	1,662
	Japanese Yen	Sell	11/19/14	724,213	773,435	49,222
	Swedish Krona	Sell	12/17/14	81,537	90,012	8,475
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/15/14	282,280	299,431	(17,151)
	Brazilian Real	Buy	10/2/14	533,429	559,515	(26,086)
	Brazilian Real	Sell	10/2/14	533,429	549,814	16,385
	Brazilian Real	Buy	1/5/15	349,903	351,752	(1,849)
	British Pound	Sell	12/17/14	1,187,189	1,206,299	19,110
	Canadian Dollar	Sell	10/15/14	93,366	99,320	5,954
	Czech Koruna	Sell	12/17/14	88,781	91,797	3,016
	Euro	Sell	12/17/14	319,346	331,348	12,002
	Hungarian Forint	Buy	12/17/14	112,417	113,096	(679)
	Hungarian Forint	Sell	12/17/14	112,417	115,631	3,214
	Indian Rupee	Buy	11/19/14	7,488	7,526	(38)
	Japanese Yen	Buy	11/19/14	181,542	185,881	(4,339)
	Japanese Yen	Sell	11/19/14	181,542	192,937	11,395
	Mexican Peso	Sell	10/15/14	186,905	189,806	2,901
	New Taiwan Dollar	Sell	11/19/14	190,386	193,267	2,881
	New Zealand Dollar	Sell	10/15/14	156,240	171,412	15,172
	Norwegian Krone	Buy	12/17/14	78,951	85,345	(6,394)
	Singapore Dollar	Sell	11/19/14	16,853	17,234	381
	Swedish Krona	Sell	12/17/14	38,850	41,832	2,982
	Swiss Franc	Sell	12/17/14	356,919	370,883	13,964
Royal Bank of Scotland PLC (The)
	British Pound	Buy	12/17/14	92,344	92,904	(560)
	British Pound	Sell	12/17/14	92,344	92,996	652
State Street Bank and Trust Co.
	Australian Dollar	Sell	10/15/14	40,938	47,201	6,263
	Brazilian Real	Buy	10/2/14	877,581	931,664	(54,083)
	Brazilian Real	Sell	10/2/14	877,581	921,401	43,820
	Brazilian Real	Buy	1/5/15	395,707	398,135	(2,428)
	British Pound	Sell	12/17/14	116,159	118,252	2,093
	Canadian Dollar	Sell	10/15/14	182,180	189,818	7,638
	Chilean Peso	Buy	10/15/14	3,247	3,366	(119)
	Chilean Peso	Sell	10/15/14	3,247	3,476	229
	Euro	Buy	12/17/14	93,011	94,299	(1,288)
	Japanese Yen	Sell	11/19/14	174,951	186,834	11,883
	New Taiwan Dollar	Sell	11/19/14	3,134	3,184	50
	New Zealand Dollar	Sell	10/15/14	70,167	86,507	16,340
	Norwegian Krone	Buy	12/17/14	324,807	341,121	(16,314)
	Singapore Dollar	Buy	11/19/14	34,804	35,587	(783)
	Singapore Dollar	Sell	11/19/14	34,804	35,578	774
	Swedish Krona	Sell	12/17/14	272,445	282,470	10,025
	Swiss Franc	Sell	12/17/14	360,378	371,345	10,967
UBS AG
	Australian Dollar	Sell	10/15/14	178,011	191,619	13,608
	British Pound	Buy	12/17/14	5,453,812	5,553,695	(99,883)
	Canadian Dollar	Sell	10/15/14	144,512	151,573	7,061
	Euro	Buy	12/17/14	3,604,932	3,746,556	(141,624)
	Japanese Yen	Sell	11/19/14	174,123	185,912	11,789
	Singapore Dollar	Buy	11/19/14	40,996	41,909	(913)
	Singapore Dollar	Sell	11/19/14	40,996	41,920	924
WestPac Banking Corp.
	Australian Dollar	Buy	10/15/14	181,859	193,006	(11,147)
	Australian Dollar	Sell	10/15/14	181,859	186,006	4,147
	Canadian Dollar	Sell	10/15/14	286,703	295,636	8,933
	Euro	Sell	12/17/14	452,291	473,008	20,717
	Japanese Yen	Sell	11/19/14	620,452	663,397	42,945
	New Zealand Dollar	Sell	10/15/14	129,346	134,486	5,140

Total						$541,513

FUTURES CONTRACTS OUTSTANDING at 9/30/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

MSCI EAFE Index Mini (Short)	11	$1,011,835	Dec-14	$28,193
Russell 2000 Index Mini (Long)	48	5,263,680	Dec-14	(300,508)
Russell 2000 Index Mini (Short)	17	1,864,220	Dec-14	106,386
S&P 500 Index E-Mini (Long)	97	9,532,675	Dec-14	(105,197)
S&P 500 Index E-Mini (Short)	79	7,763,725	Dec-14	85,360
S&P Mid Cap 400 Index E-Mini (Long)	24	3,276,960	Dec-14	(141,888)
S&P Mid Cap 400 Index E-Mini (Short)	10	1,365,400	Dec-14	58,732
SPI 200 Index (Long)	30	3,469,149	Dec-14	2,949
Tokyo Price Index (Short)	9	1,088,534	Dec-14	5,707
U.S. Treasury Bond 30 yr (Long)	17	2,344,406	Dec-14	(20,353)
U.S. Treasury Bond Ultra 30 yr (Long)	8	1,220,000	Dec-14	(9,515)
U.S. Treasury Note 2 yr (Long)	25	5,471,094	Dec-14	(673)
U.S. Treasury Note 2 yr (Short)	26	5,689,938	Dec-14	357
U.S. Treasury Note 5 yr (Long)	61	7,213,727	Dec-14	(19,022)
U.S. Treasury Note 10 yr (Long)	34	4,237,781	Dec-14	(19,799)

Total				$(329,271)

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/14 (premiums $38,821) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	$218,000	$35,646

Total			$35,646

WRITTEN OPTIONS OUTSTANDING at 9/30/14 (premiums $3,687) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

iShares MSCI Emerging Markets ETF (Put)	Nov-14/$38.00	$4,582	$1,558
SPDR S&P 500 ETF Trust (Put)	Nov-14/180.00	2,447	2,129

Total			$3,687

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/14 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$13,137,000	(E)	$(1,505)	12/17/16	3 month USD-LIBOR-BBA	1.00%	$300
	6,707,000	(E)	33,929	12/17/19	3 month USD-LIBOR-BBA	2.25%	(1,165)
	3,839,000	(E)	42,170	12/17/24	3 month USD-LIBOR-BBA	3.00%	(7,376)
	387,000	(E)	(1,052)	12/17/44	3 month USD-LIBOR-BBA	3.50%	(357)

	Total		$73,542	$(8,598)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/14 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$17,472	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(40)
	552,406	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,434)
	3,843	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	11
	11,315	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	31
	90,146	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	305
	223,776	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	640
	109,753	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	314
	18,858	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	51
	61,217	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	166
	44,389	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	120
	51,786	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(221)
	9,386	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(40)
	4,650	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(20)
	4,650	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(20)
	9,386	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(40)
	24,455	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(103)
	9,386	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(40)
	265,908	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(690)
	8,541	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	24
	18,772	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(79)
	72,599	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(315)
Citibank, N.A.
	43,132	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	123
baskets	62	—	12/19/14	(3 month USD-LIBOR-BBA plus 0.15%)	A basket (CGPUTQL2) of common stocks	21,200
units	1,313	—	12/19/14	3 month USD-LIBOR-BBA minus 0.10%	Russell 1000 Total Return Index	154,754
Credit Suisse International
	$359,387	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	1,327
	252,328	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(655)
Goldman Sachs International
	43,134	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(99)
	43,134	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(99)
	11,390	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(30)
	218,252	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(362)
	404,339	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,050)

Total		$—	$173,729

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$273	$4,000	5/11/63	300 bp	$260
	CMBX NA BBB- Index	BBB-/P	482	8,000	5/11/63	300 bp	456
	CMBX NA BBB- Index	BBB-/P	926	15,000	5/11/63	300 bp	877
	CMBX NA BBB- Index	BBB-/P	912	16,000	5/11/63	300 bp	859
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	1,219	11,000	5/11/63	300 bp	1,183
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	19	1,000	5/11/63	300 bp	16
	CMBX NA BBB- Index	BBB-/P	62	8,000	5/11/63	300 bp	36
	CMBX NA BBB- Index	BBB-/P	93	8,000	5/11/63	300 bp	66
	CMBX NA BBB- Index	BBB-/P	796	10,000	5/11/63	300 bp	763
	CMBX NA BBB- Index	BBB-/P	1,469	13,000	5/11/63	300 bp	1,426
	CMBX NA BBB- Index	BBB-/P	1,007	13,000	5/11/63	300 bp	964
	CMBX NA BBB- Index	BBB-/P	855	13,000	5/11/63	300 bp	812
	CMBX NA BBB- Index	BBB-/P	1,118	14,000	5/11/63	300 bp	1,070
	CMBX NA BBB- Index	BBB-/P	426	14,000	5/11/63	300 bp	380
	CMBX NA BBB- Index	BBB-/P	215	14,000	5/11/63	300 bp	169
	CMBX NA BBB- Index	BBB-/P	247	14,000	5/11/63	300 bp	200
	CMBX NA BBB- Index	BBB-/P	1,093	15,000	5/11/63	300 bp	1,043
	CMBX NA BBB- Index	BBB-/P	1,686	22,000	5/11/63	300 bp	1,613
	CMBX NA BBB- Index	BBB-/P	1,108	27,000	5/11/63	300 bp	1,019
	CMBX NA BB Index	—	(89)	17,000	5/11/63	(500 bp)	(76)
	CMBX NA BB Index	—	(210)	12,000	5/11/63	(500 bp)	(200)
	CMBX NA BB Index	—	211	8,000	5/11/63	(500 bp)	217
	CMBX NA BB Index	—	108	7,000	5/11/63	(500 bp)	114
	CMBX NA BB Index	—	(46)	6,000	5/11/63	(500 bp)	(41)
	CMBX NA BB Index	—	(57)	6,000	5/11/63	(500 bp)	(53)
	CMBX NA BB Index	—	(55)	6,000	5/11/63	(500 bp)	(50)
	CMBX NA BB Index	—	80	4,000	5/11/63	(500 bp)	83
	CMBX NA BB Index	—	(233)	12,000	5/11/63	(500 bp)	(224)
	CMBX NA BBB- Index	BBB-/P	43	1,000	5/11/63	300 bp	40
	CMBX NA BBB- Index	BBB-/P	(30)	5,000	5/11/63	300 bp	(47)
	CMBX NA BBB- Index	BBB-/P	(48)	5,000	5/11/63	300 bp	(64)
	CMBX NA BBB- Index	BBB-/P	(94)	10,000	5/11/63	300 bp	(127)
	CMBX NA BBB- Index	BBB-/P	(100)	10,000	5/11/63	300 bp	(133)
	CMBX NA BBB- Index	BBB-/P	(33)	10,000	5/11/63	300 bp	(66)
	CMBX NA BBB- Index	BBB-/P	(33)	10,000	5/11/63	300 bp	(66)
	CMBX NA BBB- Index	BBB-/P	27	10,000	5/11/63	300 bp	(6)
	CMBX NA BBB- Index	BBB-/P	(34)	10,000	5/11/63	300 bp	(67)
	CMBX NA BBB- Index	BBB-/P	526	11,000	5/11/63	300 bp	490
	CMBX NA BBB- Index	BBB-/P	56	12,000	5/11/63	300 bp	12
	CMBX NA BBB- Index	BBB-/P	73	12,000	5/11/63	300 bp	33
	CMBX NA BBB- Index	BBB-/P	(217)	12,000	5/11/63	300 bp	(256)
	CMBX NA BBB- Index	BBB-/P	8	12,000	5/11/63	300 bp	(31)
	CMBX NA BBB- Index	BBB-/P	42	12,000	5/11/63	300 bp	2
	CMBX NA BBB- Index	BBB-/P	309	13,000	5/11/63	300 bp	266
	CMBX NA BBB- Index	BBB-/P	(151)	15,000	5/11/63	300 bp	(200)
	CMBX NA BBB- Index	BBB-/P	1,811	17,000	5/11/63	300 bp	1,755
	CMBX NA BBB- Index	BBB-/P	(445)	23,000	5/11/63	300 bp	(521)
	CMBX NA BBB- Index	BBB-/P	(362)	24,000	5/11/63	300 bp	(441)
	CMBX NA BBB- Index	BBB-/P	(296)	24,000	5/11/63	300 bp	(375)
	CMBX NA BBB- Index	BBB-/P	17	25,000	5/11/63	300 bp	(66)
	CMBX NA BBB- Index	—	(657)	14,000	1/17/47	(300 bp)	(279)
	CMBX NA BBB- Index	—	(791)	14,000	1/17/47	(300 bp)	(413)
	Goldman Sachs International
	CMBX NA BB Index	—	(95)	9,000	5/11/63	(500 bp)	(89)
	CMBX NA BB Index	—	(58)	6,000	5/11/63	(500 bp)	(53)
	CMBX NA BB Index	—	90	4,000	5/11/63	(500 bp)	94
	CMBX NA BBB- Index	BBB-/P	(55)	5,000	5/11/63	300 bp	(71)
	CMBX NA BBB- Index	BBB-/P	(94)	10,000	5/11/63	300 bp	(127)
	CMBX NA BBB- Index	BBB-/P	(100)	10,000	5/11/63	300 bp	(133)
	CMBX NA BBB- Index	BBB-/P	(100)	10,000	5/11/63	300 bp	(133)
	CMBX NA BBB- Index	BBB-/P	(27)	10,000	5/11/63	300 bp	(60)
	CMBX NA BBB- Index	BBB-/P	(40)	10,000	5/11/63	300 bp	(73)
	CMBX NA BBB- Index	BBB-/P	126	11,000	5/11/63	300 bp	89
	CMBX NA BBB- Index	BBB-/P	(198)	12,000	5/11/63	300 bp	(238)

	Total		$12,785	$11,628

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2014. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 22 Index	—	$105,862	$1,583,010	6/20/19	(500 bp)	$9,325
	NA IG Series 22 Index	BBB+/P	(35,164)	1,900,000	6/20/19	100 bp	(4,201)
	NA IG Series 22 Index	BBB+/P	(10,615)	750,000	6/20/19	100 bp	1,607
	NA HY Series 22 Index	—	67,915	1,021,680	6/20/19	(500 bp)	5,610
	NA HY Series 22 Index	—	107,680	1,595,880	6/20/19	(500 bp)	10,358

	Total		$235,678	$22,699

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2014. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through September 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $182,680,080.
(b)	The aggregate identified cost on a tax basis is $191,605,923, resulting in gross unrealized appreciation and depreciation of $21,747,079 and $3,215,225, respectively, or net unrealized appreciation of $18,531,854.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $18,626, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$32,144,304	$36,762,723	$37,059,685	$15,630	$31,847,342
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $5,417,195, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $5,250,638. Certain of these securities were sold prior to the close of the reporting period.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
(UR)	At the reporting period end, 200 shares owned by the fund were not formally entered on the company's shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights.
At the close of the reporting period, the fund maintained liquid assets totaling $45,193,166 to cover certain derivatives contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to sepcific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $209,038 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $134,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$3,708,778	$1,398,959	$6,139
Capital goods	6,772,435	1,017,011	—
Communication services	3,367,693	757,617	—
Conglomerates	1,138,145	338,136	—
Consumer cyclicals	9,774,521	2,394,965	—
Consumer staples	6,128,566	1,838,577	644
Energy	6,892,013	1,059,894	200
Financials	16,887,038	4,414,603	18,626
Health care	12,688,015	1,882,601	—
Technology	15,321,921	922,362	—
Transportation	1,642,352	295,621	—
Utilities and power	3,131,244	719,231	—
Total common stocks	87,452,721	17,039,577	25,609
Asset-backed securities	—	2,958,000	—
Convertible bonds and notes	—	29,054	—
Convertible preferred stocks	—	51,756	—
Corporate bonds and notes	—	31,560,432	1
Foreign government and agency bonds and notes	—	1,156,325	—
Investment companies	47,790	—	—
Mortgage-backed securities	—	5,947,655	—
Municipal bonds and notes	—	20,184	—
Preferred stocks	106,173	115,659	—
Purchased options outstanding	—	5,521	—
Senior loans	—	400,026	—
U.S. government and agency mortgage obligations	—	23,302,399	—
U.S. treasury obligations	—	190,391	—
Warrants	—	—	—
Short-term investments	31,957,342	7,771,162	—

Totals by level	$119,564,026	$90,548,141	$25,610

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$541,513	$—
Futures contracts	(329,271)	—	—
Written options outstanding	—	(3,687)	—
Written swap options outstanding	—	(35,646)	—
Interest rate swap contracts	—	(82,140)	—
Total return swap contracts	—	173,729	—
Credit default contracts	—	(214,136)	—

Totals by level	$(329,271)	$379,633	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$44,017	$258,153
Foreign exchange contracts	1,201,563	660,050
Equity contracts	468,802	551,280
Interest rate contracts	5,969	194,985

Total	$1,720,351	$1,664,468

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$2,000
Written equity option contracts (contract amount)		$2,000
Written swap option contracts (contract amount)		$200,000
Futures contracts (number of contracts)		600
Forward currency contracts (contract amount)		$79,400,000
Centrally cleared interest rate swap contracts (notional)		$25,800,000
OTC total return swap contracts (notional)		$21,300,000
OTC credit default contracts (notional)		$510,000
Centrally cleared credit default contracts (notional)		$12,300,000
Warrants (number of warrants)		8,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$–	$–	$ 5,900	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–	$ 5,900
	OTC Total return swap contracts*#	–	1,662	–	176,077	1,327	–	–	–	–	–	–	–	–	–	179,066
	OTC Credit default contracts*#	–	–	–	–	817	–	15	–	–	–	–	–	–	–	832
	Centrally cleared credit default contracts§	–	–	3,023	–	–	–	–	–	–	–	–	–	–	–	3,023
	Futures contracts§	–	–	–	–	–	–	–	–	–	24,653	–	–	–	–	24,653
	Forward currency contracts#	128,032	199,363	–	217,670	108,470	69,788	36,572	107,031	109,357	–	652	110,082	33,382	81,882	1,202,281
	Purchased options#	5,521	–	–	–	–	–	–	–	–	–	–	–	–	–	5,521

	Total Assets	$133,553	$201,025	$8,923	$393,747	$110,614	$69,788	$36,587	$107,031	$109,357	$24,653	$652	$110,082	$33,382	$81,882	$1,421,276

	Liabilities:
	Centrally cleared interest rate swap contracts§	–	–	83	–	–	–	–	–	–	–	–	–	–	–	83
	OTC Total return swap contracts*#	–	3,042	–	–	655	–	1,640	–	–	–	–	–	–	–	5,337
	OTC Credit default contracts*#	141	36	–	–	1,554	–	258	–	–	–	–	–	–	–	1,989
	Centrally cleared credit default contracts§	–	–	25,581	–	–	–	–	–	–	–	–	–	–	–	25,581
	Futures contracts§	–	–	–	–	–	–	–	–	–	93,861	–	–	–	–	93,861
	Forward currency contracts#	653	39,283	–	138,998	31,709	48,048	9,353	7,046	56,536	–	560	75,015	242,420	11,147	660,768
	Written swap options#	–	–	–	–	–	–	–	–	35,646	–	–	–	–	–	35,646
	Written options#	3,687	–	–	–	–	–	–	–	–	–	–	–	–	–	3,687

	Total Liabilities	$4,481	$42,361	$25,664	$138,998	$33,918	$48,048	$11,251	$7,046	$92,182	$93,861	$560	$75,015	$242,420	$11,147	$826,952

	Total Financial and Derivative Net Assets	$129,072	$158,664	$(16,741)	$254,749	$76,696	$21,740	$25,336	$99,985	$17,175	$(69,208)	$92	$35,067	$(209,038)	$70,735	$594,324
	Total collateral received (pledged)##†	$110,000	$88,802	$–	$–	$–	$–	$–	$99,985	$–	$–	$–	$–	$(134,000)	$–
	Net amount	$19,072	$69,862	$(16,741)	$254,749	$76,696	$21,740	$25,336	$–	$17,175	$(69,208)	$92	$35,067	$(75,038)	$70,735

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2014